1933 Act File No. 33-45753
                                                      1940 Act File No. 811-6561

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         ----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   11  ...............................    X
                                   ------                                ----

                                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.   10  .................................................   X
                    ------                                                 ----

                               111 CORCORAN FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 31, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on July 15, 1997; or intends to file the Notice required by that Rule on or about ; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copy to:                   Matthew G. Maloney, Esquire
                           Dickstein, Shapiro & Morin
                           2101 L Street, N.W.
                           Washington, D.C.  20037

                              CROSS REFERENCE SHEET

     This amendment to the Registration Statement of the 111 Corcoran Funds, which consists of three portfolios: (1) 111 Corcoran North Carolina Municipal Securities Fund; (2) 111 Corcoran Bond Fund; and (3) 111 Corcoran Equity Fund, is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                              Prospectus Heading
                                              (Rule 404(c) Cross Reference)

Item 1.           Cover Page..................(1-3) Cover Page.
Item 2.           Synopsis....................(1-3) Summary of Fund Expenses.
Item 3.           Condensed Financial
                   Information................(1-3) Financial Highlights; (1-3)
                                              Performance Information.
Item 4.           General Description of
                   Registrant.................(1-3) General
                                              Information; (1-3)
                                              Investment
                                              Information; (1-3)
                                              Investment
                                              Objective; (1-3)
                                              Investment
                                              Policies; (1-3)
                                              Acceptable
                                              Investments; (1)
                                              North Carolina
                                              Municipal Bonds;
                                              (1) Investment
                                              Risks; (1)
                                              Non-Diversification;
                                              (1-3) Investment
                                              Limitations.
Item 5.           Management of the Fund......(1-3) The 111 Corcoran Funds
                                              Information; (1-3) Management of
                                              the 111 Corcoran Funds; (1-3)
                                              Distribution of Fund Shares; (1-3)
                                              Administration of
                                              the Fund.
Item 6.           Capital Stock and Other
                   Securities.................(1-3) Dividends; (1-3) Capital
                                              Gains; (1-3) Shareholder
                                              Information; (1-3) Voting Rights;
                                              (1-3) Effect of Banking Laws;
                                              (1-3) Tax Information;
                                              (1-3) Federal Income Tax; (1)
                                              North Carolina Taxes; (1) Other
                                              State and Local Taxes;.State and
                                              Local Taxes (2,3)
Item 7.           Purchase of Securities Being
                   Offered....................(1-3) Net Asset
                                              Value; (3)
                                              Brokerage
                                              Transactions; (3)
                                              Investing in the
                                              Fund; (1-3) Share
                                              Purchases; (1-3)
                                              Minimum Investment
                                              Required; (1-3)
                                              What Shares Cost;
                                              (1-3) Purchases at
                                              Net Asset Value;
                                              (1-3) Sales Charge
                                              Reallowance; (1-3)
                                              Reducing the Sales
                                              Charge; (1-3)
                                              Systematic
                                              Investment
                                              Program; (1-3)
                                              Certificates and
                                              Confirmations.
Item 8.           Redemption or Repurchase....(1-3) Exchange Privilege; (1-3)
                                              Redeeming Shares; (1-3) Systematic
                                              Withdrawal Program; (1-3) Accounts
                                              with Low Balances; (1,2)
                                              Redemption in Kind.
Item 9.           Pending Legal Proceedings...None.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page......................(1-3) Cover Page.
Item 11.          Table of Contents...............(1-3) Table of Contents.
Item 12.          General Information and
                   History........................(1-3) General Information
                                                  About the Fund.
Item 13.          Investment Objectives and
                   Policies.......................(1-3) Investment Objective and
                                                  Policies; (1-3) Investment
                                                  Limitations.
Item 14.          Management of the Fund..........(1-3) 111 Corcoran Funds
                                                  Management; (1-3) Trustees'
                                                  Compensation.
Item 15.          Control Persons and Principal
                   Holders of Securities          Not applicable.
Item 16.          Investment Advisory and Other
                   Services......................(1-3) Investment Advisory
                                                 Services; (1-3) Other Services.
Item 17.          Brokerage Allocation............(1-3) Brokerage Transactions.
Item 18.          Capital Stock and Other
                   Securities                     Not applicable.
Item 19.          Purchase, Redemption and
                   Pricing of Securities Being
                   Offered........................(1-3) Purchasing Shares; (1-3)
                                                   Determining Net Asset Value;
                                                 (1-3) Exchange Privilege; (1-3)
                                                   Redeeming Shares.
Item 20.          Tax Status......................(1-3) Tax Status.
Item 21.          Underwriters                    Not Applicable.
Item 22.          Calculation of Performance
                   Data...........................(1-3) Total Return; (1-3)
                                                  Yield; (1) Tax-Equivalent
                                                  Yield; (1-3) Performance
                                                  Comparisons.
Item 23.          Financial Statements............(Filed in Part A)


                                       111
                                    CORCORAN
                                      FUNDS



                                  111 CORCORAN
                                   EQUITY FUND


                                   PROSPECTUS

                           A DIVERSIFIED PORTFOLIO OF
                        111 CORCORAN FUNDS, AN OPEN-END,
                          MANAGEMENT INVESTMENT COMPANY

                                  JULY 31, 1997

FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND.

CUSIP 682365200
2041604A (7/97)                           [RECYCLED PAPER LOGO]


111 CORCORAN BOND FUND
(A PORTFOLIO OF THE 111 CORCORAN FUNDS)
PROSPECTUS

The shares of 111 Corcoran Bond Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio in the 111 Corcoran Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to achieve income. The Fund pursues this objective by investing primarily in bonds rated A or better.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-386-3111. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.     Prospectus dated July 31, 1997


TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Acceptable Investments                                                       3


  Investment Limitations                                                      10



THE 111 CORCORAN FUNDS INFORMATION                                            10

------------------------------------------------------


  Management of the 111 Corcoran Funds                                        10


  Distribution of Fund Shares                                                 11


  Administration of the Fund                                                  11



NET ASSET VALUE                                                               12

------------------------------------------------------


INVESTING IN THE FUND                                                         12

------------------------------------------------------


  Share Purchases                                                             12


  Minimum Investment Required                                                 13


  What Shares Cost                                                            13


  Purchases at Net Asset Value                                                13


  Sales Charge Reallowance                                                    13


  Reducing the Sales Charge                                                   14


  Systematic Investment Program                                               15


  Certificates and Confirmations                                              15


  Dividends                                                                   15


  Capital Gains                                                               15



EXCHANGE PRIVILEGE                                                            15

------------------------------------------------------


REDEEMING SHARES                                                              17

------------------------------------------------------


  Systematic Withdrawal Program                                               18


  Accounts with Low Balances                                                  18


  Redemption in Kind                                                          18



SHAREHOLDER INFORMATION                                                       19

------------------------------------------------------


  Voting Rights                                                               19



EFFECT OF BANKING LAWS                                                        19

------------------------------------------------------


TAX INFORMATION                                                               20

------------------------------------------------------


  Federal Income Tax                                                          20


  State and Local Taxes                                                       20



PERFORMANCE INFORMATION                                                       20

------------------------------------------------------


FINANCIAL STATEMENTS                                                          21

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      32

------------------------------------------------------


ADDRESSES                                                      Inside Back Cover

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...............................................    4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................     None
Exchange Fee........................................................................     None

                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.00%
12b-1 Fees..........................................................................     None
Total Other Expenses................................................................    0.31%
     Total Fund Operating Expenses (after waiver)(2)................................    0.31%



(1) The management fee has been reduced to reflect a voluntary waiver by the adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) The Total Fund Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending May 31, 1998, and are expected to be 1.06% absent the voluntary waiver described above in note 1. The Total Fund Operating Expenses for the fiscal year ended May 31, 1997, were 0.37% and would have been 1.12% absent the voluntary waiver of the management fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "The 111 Corcoran Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                        EXAMPLE                         1 year  3 years  5 years 10 years
------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3)
payment of the maximum sales charge. As noted in the
table above, the Fund charges no redemption fees....... $    48 $    55 $    62  $   83



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



111 CORCORAN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 32.


                                                                    YEAR ENDED MAY 31,
                                                 ---------------------------------------------------------
                                                  1997        1996        1995        1994       1993 (A)
                                                 ------      ------      ------      ------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.78      $10.00      $ 9.63      $10.13       $ 10.00
----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------
  Net investment income                            0.66        0.66        0.66        0.63          0.49
----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                      0.14       (0.22)       0.37       (0.50)         0.13
                                                                                                  --------
----------------------------------------------   ------      ------      ------      ------
  Total from investment operations                 0.80        0.44        1.03        0.13          0.62
----------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------
  Distributions from net investment income        (0.66)      (0.66)      (0.66)      (0.63)        (0.49)
                                                                                                  --------
----------------------------------------------   ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 9.92      $ 9.78      $10.00      $ 9.63       $ 10.13
                                                                                                  --------
----------------------------------------------   ------      ------      ------      ------
TOTAL RETURN (B)                                   8.37%       4.41%      11.32%       1.21%         6.28%
----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------
  Expenses                                         0.37%       0.32%       0.34%       0.50%         0.70%*
----------------------------------------------
  Net investment income                            6.51%       6.65%       6.98%       6.32%         6.00%*
----------------------------------------------
  Expense waiver/reimbursement (c)                 0.75%       0.75%       0.75%       0.75%         0.78%*
----------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------
  Net assets, end of period (000 omitted)        $85,752     $87,883     $87,115     $97,823       $31,928
----------------------------------------------
  Portfolio turnover                                 11%         32%         37%         76%           59%
----------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 15, 1992 (date of initial public investment) to
     May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The 111 Corcoran Funds was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991. The Declaration of Trust permits the 111 Corcoran Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the 111 Corcoran Funds' fixed income portfolio, known as 111 Corcoran Bond Fund. The Fund is for trust clients of Central Carolina Bank and Trust Company ("Central Carolina Bank") and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in bonds rated A or better. Central Carolina Bank is the investment adviser to the Fund. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to achieve income. In pursuing this objective the Fund's investment adviser intends to purchase portfolio securities which it deems to be undervalued in an effort to obtain appreciation of capital.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of bonds rated A or better. The average maturity of the Fund is 3 to 10 years. As a matter of investment policy, which may be changed without shareholder approval, the Fund will invest so that, under normal circumstances, at least 65% of the value of its total assets are invested in bonds rated A or better. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in a professionally managed, diversified portfolio of bonds rated A or better. The securities in which the Fund may invest are as follows:

     - domestic issues of corporate debt obligations (rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"); AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"); or AAA, AA, A or BBB by Fitch Investors Service, Inc. ("Fitch"). Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

     - obligations of the United States government;

     - mortgage-backed securities, including Adjustable Rate Mortgage Securities ("ARMS") and collateralized mortgage obligations ("CMOs"), and asset backed securities;

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation ("FHLMC"); Federal National Mortgage Association ("FNMA"); Government National Mortgage Association ("GNMA"); Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority;

     - commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

     - time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks;

     - zero coupon bonds;

     - bankers' acceptances;

     - repurchase agreements collateralized by eligible investments; and

     - foreign securities which are traded publicly in the United States.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association, mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration , are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and The Student Loan Marketing Association are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, are backed by the credit of the agency or instrumentality issuing the obligations.


MORTGAGE-BACKED SECURITIES. Some of the U.S. Government Securities in which the Fund will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("Mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of Mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of Mortgage-backed securities. Due to these features, Mortgage-backed securities are less effective as a means of "locking-in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. Prepayments, which become more likely as mortgage interest rates decline, create a need to reinvest distribution of principal at then-current lower rates. Since comparatively high interest rates cannot be effectively "locked in," Mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, Mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. Mortgage-backed securities utilizing ARMs may fluctuate less in value and suffer fewer prepayments than Mortgage-backed securities utilizing fixed rate mortgages.

ARMS. ARMS are Mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by the GNMA, the FNMA, the FHLMC, and by non-government and private entities and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

CMOS. CMOs are debt obligations collateralized by mortgage loans or Mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will only invest in CMOs which are rated AAA by a Rating Agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; (c) securities in which the proceeds of the issuance are invested in mortgage securities and the payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; or (d) collateralized by pools of mortgages or Mortgage-backed securities not guaranteed by the U.S. government or any government agency.

ASSET-BACKED SECURITIES. Asset-backed securities are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets. At the present time, automobile and credit card receivables are among the most common collateral supporting asset-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with Mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

Asset-backed securities present certain risks that are not presented by Mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a recorded security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers any rating given to such securities, the financial strength of the provider of credit support, the type and extent of credit enhancement provided, as well as the documentation and structure of the issue itself and the credit support.


INVERSE FLOATERS. Certain securities issued by agencies of the U.S. government ("agency securities") that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of an agency security and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of an agency security will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.


RESETS OF INTEREST. The interest rates paid on certain agency securities in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Media Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels.



To the extent that the adjusted interest rate on the agency security reflects current market rates, the market value of an adjustable rate agency security will tend to be less sensitive to interest rate changes than a fixed rate debt security on the same stated maturity.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expense.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options, to 15% of its net assets.


The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under the federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view for public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

TEMPORARY INVESTMENTS. From time to time, when the adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in acceptable investments with short-term maturities.

     REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price of any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents and/or Treasury bills, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

     RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN SECURITIES. The Fund reserves the right to invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Fund's investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives. The Fund will only purchase securities issued in U.S. dollar denominations. The Fund will not invest more than 15% in foreign securities.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or

     - sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 5% of the value of its net assets is held as collateral for those positions.

The above limitations cannot be changed without shareholder approval.

THE 111 CORCORAN FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE 111 CORCORAN FUNDS

BOARD OF TRUSTEES. The 111 Corcoran Funds are managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the 111 Corcoran Funds and for exercising all of the powers of the 111 Corcoran Funds except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the 111 Corcoran Funds, investment decisions for the Fund are made by Central Carolina Bank and Trust Company (the "Bank"), the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's adviser is entitled to receive an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the adviser from time to time. The adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion.


     Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Bank may engage, for its own account or for other accounts managed by the Bank, in other transactions involving fixed income securities which may have adverse effects on the market for securities in the Fund's portfolio.

     ADVISER'S BACKGROUND. The Bank was founded in 1903 as Durham Bank and Trust Company. The Bank was created from Durham Bank and Trust Company on September 30, 1961. The Bank is the lead bank within CCB Financial Corporation, which is a multibank holding company that includes a commercial bank subsidiary with offices also in North Carolina. CCB Financial Corp. was incorporated in North Carolina in November 1982. The principal executive offices of the Bank are located at 111 Corcoran Street, Durham, North Carolina 27702. The activities of the Bank encompass a full range of commercial banking services, including trust services.


     The Bank has managed commingled funds since 1953. As of June 30, 1997, the Trust Division managed assets in excess of $1.3 billion. The Trust Division manages two commingled funds with assets of approximately $175 million. The Bank has managed the 111 Corcoran Funds since their inception in July, 1992. As of June 30, 1997, total assets in the 111 Corcoran Funds were $150 million.


     As part of their regular banking operations, CCB may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are lending clients of CCB. The lending relationship will not be a factor in the selection of securities.


     James S. Agnew has been the Fund's portfolio manager since the Fund's inception in July, 1992. Mr. Agnew joined CCB in 1969 and has, for more than the past six years, been Vice President and Senior Trust Officer of CCB, responsible for managing approximately $250 million in fixed income assets. Mr. Agnew received a B.A. and M.S. in Industrial Management from Georgia Institute of Technology and an L.L.B. from Woodrow Wilson Law College.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


            MAXIMUM                  AVERAGE AGGREGATE DAILY
      ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
     ---------------------     ------------------------------------
            0.150%                  of the first $250 million
            0.125%                   of the next $250 million
            0.100%                   of the next $250 million
            0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased through Central Carolina Bank or through brokers or dealers which have a sales agreement with the distributor. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH CENTRAL CAROLINA BANK. An investor may call Central Carolina Bank to place an order to purchase shares of the Fund. (Call toll-free 1-800-386-3111.) Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Orders through Central Carolina Bank are considered received when the Fund is notified of the purchase order. Purchase orders must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment is normally required in three business days. It is the responsibility of Central Carolina Bank to transmit orders promptly to the Fund.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/ dealers must be received by the broker/dealer and transmitted by the broker/dealer to Central Carolina Bank before 3:00 p.m. (Eastern time) and then transmitted by Central Carolina Bank to the Fund by 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                                SALES CHARGE AS A        SALES CHARGE AS A
                                                  PERCENTAGE OF          PERCENTAGE OF NET
            AMOUNT OF TRANSACTION             PUBLIC OFFERING PRICE       AMOUNT INVESTED
    --------------------------------------   -----------------------     ------------------
    Less than $100,000                                 4.50%                   4.71%
    $100,000 but less than $250,000                    3.75%                   3.90%
    $250,000 but less than $500,000                    2.50%                   2.56%
    $500,000 but less than $750,000                    2.00%                   2.04%
    $750,000 but less than $1 million                  1.00%                   1.01%
    $1 million but less than $2 million                0.25%                   0.25%
    $2 million or more                                 0.00%                   0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased at net asset value, without a sales charge, by the Trust Division of Central Carolina Bank for accounts in which the Trust Division holds or manages assets, by trust companies, trust departments of other financial institutions and by banks and savings and loans for their own accounts. Trustees, emeritus trustees, employees and retired employees of the Trust, CCB Financial Corp., Central Carolina Bank, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21, may also buy shares at net asset value, without a sales charge.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. For shares sold with a sales charge, Central Carolina Bank will receive 85% of the applicable sales charge for purchases of Fund shares made directly through Central Carolina Bank.


The sales charge for shares sold other than through Central Carolina Bank or registered broker/dealers will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The shares held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.


REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at Central Carolina Bank and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through Central Carolina Bank or through the distributor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared daily and are paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting Central Carolina Bank, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment date's net asset value without a sales charge.

CAPITAL GAINS

Distributions of net long-term capital gains realized by the Fund will be made at least annually.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

All shareholders of the Fund are shareholders of the 111 Corcoran Funds, which consists of the Fund, 111 Corcoran Equity Fund, and 111 Corcoran North Carolina Municipal Securities Fund. Shareholders of the Fund have access to 111 Corcoran Equity Fund and 111 Corcoran North Carolina Municipal Securities Fund though an exchange program. In addition, shares of the Fund may be exchanged for shares of certain funds for which affiliates of Federated Investors serve as investment adviser and which are distributed by Federated Securities Corp., a subsidiary of Federated Investors ("Federated Funds"). Shareholders have access to the following Federated Funds:


     - Liberty U.S. Government Money Market Trust--a U.S. government money market fund; and

     - Federated American Leaders Fund, Inc.--a high-quality equity fund.

Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Exchanges are made at net asset value plus the difference between the fund's sales charge already paid and any applicable sales charge on shares of the fund to be acquired in the exchange.

Upon receipt by Federated Shareholder Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares by Mail").

Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Central Carolina Bank representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Central Carolina Bank representative by calling 1-800-386-3111. In addition, investors may exchange shares by calling their authorized broker directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Central Carolina Bank representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Central Carolina Bank, or an authorized broker and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Central Carolina Bank representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: 111 Corcoran Funds, 111 Corcoran Street, P.O. Box 931, Durham, North Carolina 27702. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Central Carolina Bank representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Central Carolina Bank or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling Central Carolina Bank (call toll-free 1-800-386-3111) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Central Carolina Bank. Redemption requests through Central Carolina Bank must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Central Carolina Bank is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Any shareholder may redeem Fund shares by sending a written request to Central Carolina Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call Central Carolina Bank for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at anytime without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written request.

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the 111 Corcoran Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As of July 7, 1997, Central Carolina Bank, acting in various capacities for numerous accounts, was owner of record of 8,026,215 shares (95.34%) of the Fund.



As a Massachusetts business trust, the 111 Corcoran Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the 111 Corcoran Funds' or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the 111 Corcoran Funds.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Central Carolina Bank is subject to such banking laws and regulations.

Central Carolina Bank believes that it may perform the services for the Fund contemplated by its advisory agreement with the 111 Corcoran Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Central Carolina Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Central Carolina Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Central Carolina Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal regular income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other portfolios of 111 Corcoran Funds will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distribution, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


111 CORCORAN BOND FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--16.1%
-----------------------------------------------------------------------------------
                   ASSET-BACKED SECURITIES--0.5%
                   ----------------------------------------------------------------
$   500,000        Discover Card Trust, 6.25%, Series 1996 3B, 8/18/2008              $    465,940
                   ----------------------------------------------------------------   ------------
                   AUTO/TRUCK MANUFACTURER--1.3%
                   ----------------------------------------------------------------
  1,000,000        Ford Motor Co., 9.00%, 9/15/2001                                      1,076,350
                   ----------------------------------------------------------------   ------------
                   CONSUMER PRODUCTS--3.3%
                   ----------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                             1,059,490
                   ----------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., 7.125%, 8/15/2002                             997,000
                   ----------------------------------------------------------------
    750,000        RJR Nabisco, Inc., 8.00%, 1/15/2000                                     771,173
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,827,663
                   ----------------------------------------------------------------   ------------
                   FINANCE--INSURANCE--1.9%
                   ----------------------------------------------------------------
    500,000        CIGNA Corp., 7.40%, 1/15/2003                                           505,090
                   ----------------------------------------------------------------
  1,000,000        Continental Corp., 7.25%, 3/1/2003                                      999,970
                   ----------------------------------------------------------------
    150,000        Ford Motor Credit Corp., 7.50%, 4/25/2011                               148,536
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,653,596
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SECURITIES--1.1%
                   ----------------------------------------------------------------
  1,000,000        Salomon, Inc., 6.875%, 12/15/2003                                       974,930
                   ----------------------------------------------------------------   ------------
                   METALS--0.6%
                   ----------------------------------------------------------------
    500,000        Reynolds Metals Co., 9.00%, 8/15/2003                                   543,765
                   ----------------------------------------------------------------   ------------
                   MULTI-INDUSTRY--1.0%
                   ----------------------------------------------------------------
    750,000        Loews Corp., 8.875%, 4/15/2011                                          821,130
                   ----------------------------------------------------------------   ------------
                   RETAIL TRADE--1.2%
                   ----------------------------------------------------------------
  1,000,000        Penney (J.C.) Co., Inc., 7.375%, 8/15/2008                            1,003,010
                   ----------------------------------------------------------------   ------------
                   UTILITIES--5.2%
                   ----------------------------------------------------------------
  1,000,000        Gulf States Utilities Co., 6.77%, 8/1/2005                              956,650
                   ----------------------------------------------------------------
  1,000,000        Pacific Gas & Electric Co., MTN, 7.75%, 6/30/2004                     1,027,990
                   ----------------------------------------------------------------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
$ 1,500,000        Southwestern Bell Telephone Co., 7.375%, 5/1/2012                  $  1,424,295
                   ----------------------------------------------------------------
  1,000,000        West Penn Power Co., 7.875%, 12/1/2004                                1,023,220
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,432,155
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $14,027,255)                  13,798,539
                   ----------------------------------------------------------------   ------------
GOVERNMENT OBLIGATIONS--79.1%
-----------------------------------------------------------------------------------
                   FARM CREDIT SYSTEM FINANCIAL ASSISTANCE CORP.--0.6%
                   ----------------------------------------------------------------
    500,000        9.20%, 9/27/2005                                                        532,700
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN BANK--11.0%
                   ----------------------------------------------------------------
    500,000        4.461%, Structured Note, 9/3/1997                                       497,375
                   ----------------------------------------------------------------
  1,000,000    (a) 6.25% Step-Up, 5/11/1998                                              1,003,170
                   ----------------------------------------------------------------
    750,000        3.701%, Structured Note, 6/2/1998                                       732,679
                   ----------------------------------------------------------------
  1,000,000        3.868%, Structured Note, 8/25/1998                                      972,398
                   ----------------------------------------------------------------
  1,250,000        4.914%, Structured Note, 12/2/1998                                    1,215,862
                   ----------------------------------------------------------------
  1,000,000        5.613%, Structured Note, 2/23/1999                                      979,230
                   ----------------------------------------------------------------
    500,000        5.05%, Structured Note, 3/29/2000                                       484,520
                   ----------------------------------------------------------------
  1,550,000    (a) 5.20% Step-Up, 10/20/2000                                             1,508,398
                   ----------------------------------------------------------------
  1,000,000        6.48%, 3/27/2001                                                        991,099
                   ----------------------------------------------------------------
  1,000,000        6.33%, 11/20/2001                                                       985,300
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,370,031
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--29.8%
                   ----------------------------------------------------------------
  2,500,000        5.00%, Structured Note, 3/10/2000                                     2,418,075
                   ----------------------------------------------------------------
  1,000,000        5.90%, 4/21/2000                                                        983,350
                   ----------------------------------------------------------------
  1,000,000        5.50%, Structured Note, 9/20/2000                                       981,330
                   ----------------------------------------------------------------
  1,000,000        5.69%, 11/29/2000                                                       970,140
                   ----------------------------------------------------------------
    500,000        6.80%, 9/18/2002                                                        494,485
                   ----------------------------------------------------------------
  1,000,000        8.19%, 10/6/2004                                                      1,025,010
                   ----------------------------------------------------------------
    100,079        5.00%, Series 1194F, 11/15/2005                                          98,616
                   ----------------------------------------------------------------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
GOVERNMENT OBLIGATIONS--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
                   ----------------------------------------------------------------
$ 1,000,000        8.00%, Series 1033G, 1/15/2006                                     $  1,026,130
                   ----------------------------------------------------------------
  1,000,000        6.00%,Series 1366G, 5/15/2006                                           972,300
                   ----------------------------------------------------------------
  4,000,000        8.00%, Series 1171G, 11/15/2006                                       4,118,640
                   ----------------------------------------------------------------
  1,490,000        6.00%, Series 1337C, 12/15/2006                                       1,436,271
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1187H, 12/15/2006                                         995,530
                   ----------------------------------------------------------------
     84,445        6.50%, REMIC, Series 1422E, 2/15/2007                                    80,687
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1338J, 2/15/2007                                          994,300
                   ----------------------------------------------------------------
  1,500,000        6.25%, Series 1553E, 4/15/2007                                        1,467,885
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1458J, 8/15/2007                                          997,910
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1341K, 8/15/2007                                          982,420
                   ----------------------------------------------------------------
  1,000,000        6.50%, Series 1551E, 9/15/2007                                          988,460
                   ----------------------------------------------------------------
    176,459        6.50%, Series 1452C, 12/15/2007                                         166,672
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1465GA, 2/15/2008                                         957,840
                   ----------------------------------------------------------------
    400,000        7.00%, Series 1324VE, 8/15/2008                                         389,756
                   ----------------------------------------------------------------
  1,000,000        7.00%, Series 1477ID, 11/15/2009                                        980,160
                   ----------------------------------------------------------------
    595,000        7.00%, Series 1468M, 1/15/2010                                          580,714
                   ----------------------------------------------------------------
  1,000,000        6.85%, Series 1808VB, 10/15/2010                                        951,922
                   ----------------------------------------------------------------
    500,000        7.00%, Series 1228H, 2/15/2022                                          470,685
                   ----------------------------------------------------------------   ------------
                   Total                                                                25,529,288
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.1%
                   ----------------------------------------------------------------
  2,000,000        7.30%, 10/28/2002                                                     1,994,180
                   ----------------------------------------------------------------
  2,000,000        6.625%, 4/10/2003                                                     1,954,740
                   ----------------------------------------------------------------
  1,000,000        7.00%, 9/3/2003                                                         996,710
                   ----------------------------------------------------------------
  1,000,000        6.48%, 2/18/2004                                                        962,860
                   ----------------------------------------------------------------
  2,000,000        8.25%, 10/12/2004                                                     2,053,680
                   ----------------------------------------------------------------
  2,775,000        8.50%, 2/1/2005                                                       2,882,309
                   ----------------------------------------------------------------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
GOVERNMENT OBLIGATIONS--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                   ----------------------------------------------------------------
$ 1,500,000        Principal STRIPS, 4/12/2006 (Callable 4/12/1999 @ 100)             $  1,309,965
                   ----------------------------------------------------------------   ------------
                   Total                                                                12,154,444
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMIC--19.9%
                   ----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199479G, 11/25/2004                                997,840
                   ----------------------------------------------------------------
  1,450,000        7.50%, REMIC, Series 199248G, 11/25/2005                              1,466,066
                   ----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199270H, 4/25/2006                                 998,580
                   ----------------------------------------------------------------
  1,000,000        7.50%, REMIC, Series 199336J, 5/25/2006                               1,005,340
                   ----------------------------------------------------------------
  2,000,000        7.00%, REMIC, Series 1993139KD, 7/25/2006                             1,990,200
                   ----------------------------------------------------------------
  1,000,000        8.00%, REMIC, Series 1991150G, 11/25/2006                             1,030,880
                   ----------------------------------------------------------------
  1,000,000        7.25%, REMIC, Series 199250J, 12/25/2006                              1,000,230
                   ----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199253G, 4/25/2007                                 988,540
                   ----------------------------------------------------------------
  1,000,000        6.00%, REMIC, Series 1993209H, 3/25/2008                                945,800
                   ----------------------------------------------------------------
    996,078        6.00%, REMIC, Series 199376B, 6/25/2008                                 890,813
                   ----------------------------------------------------------------
  2,500,000        6.50%, REMIC, Series 199427CB, 9/25/2008                              2,411,247
                   ----------------------------------------------------------------
  1,500,000        6.50%, REMIC, Series 1993181O, 9/25/2008                              1,406,265
                   ----------------------------------------------------------------
  1,000,000        6.75%, REMIC, Series 199333H, 9/25/2008                                 976,790
                   ----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 1992124D, 4/25/2010                                967,550
                   ----------------------------------------------------------------   ------------
                   Total                                                                17,076,141
                   ----------------------------------------------------------------   ------------
                   MORTGAGE BACKED SECURITIES--1.4%
                   ----------------------------------------------------------------
  1,250,000        CMC CMO, 6.48%, Series 1994CA14, 3/25/2024                            1,199,812
                   ----------------------------------------------------------------   ------------
                   STUDENT LOAN MARKETING ASSOCIATION--2.3%
                   ----------------------------------------------------------------
  2,000,000        6.38%, 12/11/2001                                                     1,959,346
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $67,947,857)           67,821,762
                   ----------------------------------------------------------------   ------------
                   U.S. TREASURY--0.6%
                   ----------------------------------------------------------------
    500,000        United States Treasury Note, 5.75%, 8/15/2003 (IDENTIFIED
                   COST $478,672)                                                          479,600
                   ----------------------------------------------------------------   ------------



111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
                   MUTUAL FUND--3.9%
                   ----------------------------------------------------------------
  3,391,747        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)               $  3,391,747
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $85,845,531)(B)                 $ 85,491,648
                   ----------------------------------------------------------------   ------------

(a) Current rate and next reset date shown.

(b) The cost of investments for federal tax purposes amounts to $85,845,531. The net unrealized depreciation of investments on a federal tax basis amounts to $353,883 which is comprised of $1,058,874 appreciation and $1,412,757 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($85,751,618) at
      May 31, 1997.

The following abbreviations are used in this portfolio:

CMO -- Collateralized Mortgage Obligation

MTN --Medium Term Note

REMIC --Real Estate Mortgage Investment Conduit

STRIPS --Seperate Trading of Registered Interest and Principal Securities

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $85,845,531)     $85,491,648
--------------------------------------------------------------------------------
Income receivable                                                                       913,902
--------------------------------------------------------------------------------
Receivable for shares sold                                                                7,231
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    86,412,781
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                             $173,672
---------------------------------------------------------------------
Income distribution payable                                              446,850
---------------------------------------------------------------------
Accrued expenses                                                          40,641
---------------------------------------------------------------------   --------
     Total liabilities                                                                  661,163
--------------------------------------------------------------------------------    -----------
Net Assets for 8,648,341 shares outstanding                                         $85,751,618
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $90,152,775
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (353,883)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (4,047,274)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $85,751,618
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($85,751,618 / 8,648,341 shares outstanding)                                              $9.92
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $9.92)*                                           $10.39
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $6,071,482
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 661,225
---------------------------------------------------------------------
Administrative personnel and services fee                                 130,476
---------------------------------------------------------------------
Custodian fees                                                             23,226
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   32,776
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   6,850
---------------------------------------------------------------------
Auditing fees                                                              15,925
---------------------------------------------------------------------
Legal fees                                                                  4,779
---------------------------------------------------------------------
Portfolio accounting fees                                                  60,993
---------------------------------------------------------------------
Share registration costs                                                   21,163
---------------------------------------------------------------------
Printing and postage                                                        8,519
---------------------------------------------------------------------
Insurance premiums                                                          8,212
---------------------------------------------------------------------
Miscellaneous                                                              16,389
---------------------------------------------------------------------   ---------
     Total expenses                                                       990,533
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (661,225)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       329,308
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       5,742,174
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        116,265
---------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                  1,114,464
---------------------------------------------------------------------------------    ----------
  Net realized and unrealized gain on investments                                     1,230,729
---------------------------------------------------------------------------------    ----------
     Change in net assets resulting from operations                                  $6,972,903
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        YEAR ENDED MAY 31,
                                                                   ----------------------------
                                                                       1997            1996
                                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------
Net investment income                                              $  5,742,174    $  5,892,547
----------------------------------------------------------------
Net realized gain (loss) on investments ($85,572 net gain and $1,187,066 net loss, respectively, as computed for federal tax
purposes)                                                               116,265         107,010
----------------------------------------------------------------
Net change in unrealized appreciation/depreciation                    1,114,464      (2,089,765)
----------------------------------------------------------------   ------------    ------------
     Change in net assets resulting from operations                   6,972,903       3,909,792
----------------------------------------------------------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------
Distributions from net investment income                             (5,742,174)     (5,902,091)
----------------------------------------------------------------   ------------    ------------
SHARE TRANSACTIONS--
----------------------------------------------------------------
Proceeds from sale of shares                                         11,643,600      14,489,005
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  214,362         245,617
----------------------------------------------------------------
Cost of shares redeemed                                             (15,220,474)    (11,973,664)
----------------------------------------------------------------   ------------    ------------
     Change in net assets resulting from share transactions          (3,362,512)      2,760,958
----------------------------------------------------------------   ------------    ------------
          Change in net assets                                       (2,131,783)        768,659
----------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------
Beginning of period                                                  87,883,401      87,114,742
----------------------------------------------------------------   ------------    ------------
End of period                                                      $ 85,751,618    $ 87,883,401
----------------------------------------------------------------   ------------    ------------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN BOND FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

(1) ORGANIZATION

The 111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Bond Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to achieve income. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary. At May 31, 1997 the Fund, for federal tax purposes, had a capital loss carryforward of $3,999,487, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $2,812,421 will expire in 2003 and $1,187,066 will expire in 2004. Additionally, net capital losses of $47,672 attributable to security transactions incurred after October 31, 1996, are treated as arising on June 1, 1997, the first day of the Fund's next taxable year.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

     maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                  YEAR ENDED       YEAR ENDED
                                                                 MAY 31, 1997     MAY 31, 1996
                                                                 -------------    -------------
Shares sold                                                         1,173,277        1,440,835
--------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             21,600           24,434
--------------------------------------------------------------
Shares redeemed                                                    (1,535,150)      (1,187,303)
--------------------------------------------------------------   ------------     ------------
  Net change resulting from share transactions                       (340,273)         277,966
--------------------------------------------------------------   ------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $46,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 1, 1992 (the date the Fund became effective). For the period ended May 31, 1997, the Fund paid $14,277 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                         $ 9,708,890
-------------------------------------------------------------------------------   -----------
SALES                                                                             $14,890,736
-------------------------------------------------------------------------------   -----------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of

111 CORCORAN FUNDS (111 Corcoran Bond Fund):


We have audited the accompanying statement of assets and liabilities of 111 Corcoran Bond Fund (an investment portfolio of 111 Corcoran Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 111 Corcoran Bond Fund, an investment portfolio of 111 Corcoran Funds, as of May 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

July 7, 1997



ADDRESSES
--------------------------------------------------------------------------------


                 111 Corcoran Bond Fund                       Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------

Distributor
                 Federated Securities Corp.                   Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------

Investment Adviser
                 Central Carolina Bank and Trust Company      111 Corcoran Street
                                                              Durham, North Carolina 27702
-------------------------------------------------------------------------------------------------

Custodian
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                 Federated Shareholder Services Company       P.O. Box 8609
                                                              Boston, Massachusetts 02266-8609
-------------------------------------------------------------------------------------------------

Independent Public Accountants
                 Arthur Andersen LLP                          2100 One PPG Place
                                                              Pittsburgh, Pennsylvania 15222
-------------------------------------------------------------------------------------------------





                             111 Corcoran Bond Fund
                     (A Portfolio of the 111 Corcoran Funds)

                       Statement of Additional Information












           This Statement of Additional Information should be read with the prospectus of 111 Corcoran Bond Fund (the "Fund"), a portfolio of 111 Corcoran Funds (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-386-3111.

        Federated Investors Tower
        Pittsburgh, Pennsylvania 15222-3779

                                              Statement dated July 31, 1997
[GRAPHIC OMITTED]

        Cusip  682965200
        2041604B (7/97)

                                        I
Table of Contents

General Information About the Fund                  1

Investment Objective and Policies                   1
-----------------------------------------------------
   Types of Investments                             1
   Portfolio Turnover                               6
   Investment Limitations                           6

111 Corcoran Funds Management                       8
-----------------------------------------------------
   Fund Ownership                                  12
   Trustees' Compensation                          12
   Trustee Liability                               12

Investment Advisory Services                       13
-----------------------------------------------------
   Adviser to the Fund                             13
   Advisory Fees                                   13

Brokerage Transactions                             13

Other Services                                     13
-----------------------------------------------------
   Trust Administration                            13
   Custodian and Portfolio Accountant              14
   Transfer Agent                                  14
   Independent Public Accountants                  14



Purchasing Shares                                  14
   Additional Purchase Information
      --Payment in Kind                            14
   Conversion to Federal Funds                     14

Determining Net Asset Value                        15
   Determining Market Value of Securities          15

Exchange Privilege                                 15

Redeeming Shares                                   15
   Redemption in Kind                              16

Massachusetts Partnership Law                      16

Tax Status                                         16
-----------------------------------------------------
   The Fund's Tax Status                           16
   Shareholders' Tax Status                        16

Total Return                                       17

Yield                                              17

Performance Comparisons                            17

Appendix                                       19

General Information About the Fund
The Fund is a portfolio in the 111 Corcoran Funds, which was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991.

Investment Objective and Policies
The Fund's investment objective is to achieve income. The objective cannot be changed without approval of shareholders.

Types of Investments

         The Fund invests primarily in bonds rated A or better. Acceptable investments include, among other investments:

         o domestic issuers of corporate debt obligations (rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc.; AAA, AA, A or BBB by Standard & Poor's Ratings Group; or AAA, AA, A or BBB by Fitch Investors Service, Inc.);

         o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, which represent an undivided interest in a pool of residential or other mortgages or may be collateralized by a pool of residential mortgages; asset-backed securities, which are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets, principally loans, leases and other receivables and may include asset-backed commercial paper; and CMOs, which are issued by single-purpose stand-alone finance subsidiaries or trusts, government agencies, investment banks, or companies related to the construction industry.

     U.S. Government Obligations

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

         o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;

         o  Farmers Home Administration;

         o  Federal Home Loan Banks;

         o  Federal Home Loan Mortgage Corporation;

         o  Federal National Mortgage Association;

         o  Government National Mortgage Association; and

         o  Student Loan Marketing Association.

     Restricted and Illiquid Securities

         The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Fund will not invest more than 15% of the value of its total assets in restricted securities; however, certain restricted securities which the Board of Trustees ("Trustees") deem to be liquid will be excluded from this limitation. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o   the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o   dealer undertakings to make a market in the security; and

        o   the nature of the security and the nature of the marketplace trades.

     When-Issued and Delayed Delivery Transactions

         These transactions are made to secure what is considered to be an advantage price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payments for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     Repurchase Agreements

         The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less the repurchase price on any sale of securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

     Futures and Options Transactions

         The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on portfolio securities.

     Financial Futures Contracts

         A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

         In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     Purchasing Put Options on Financial Futures Contracts

         The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         The Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     Writing Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

     Writing Put Options on Financial Futures Contracts

         The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

         As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

         Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     Purchasing Call Options on Financial Futures Contracts

         An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

         Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     Limitation on Open Futures Positions

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     Purchasing Put and Call Options on Portfolio Securities

         The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

     Writing Covered Put and Call Options on Portfolio Securities

         The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. The Fund may write covered call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Lending of Portfolio Securities

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Reverse Repurchase Agreements

         The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked to market daily and maintained until the transaction is settled.

     Zero-Coupon Securities

         Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury Department has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Portfolio Turnover

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended May 31, 1997 and 1996 , the portfolio turnover rates for the Fund were 11%, and 32%, respectively.

Investment Limitations

     Buying on Margin

         The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

     Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

     Investing in Real Estate

         The Fund will not buy or sell real estate including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Investing in Commodities

         The Fund will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

     Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities up to one-third the value of its total assets. This shall not prevent the purchasing or holding of corporate bonds, debenture, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective, policies and limitations or the Declaration of Trust.

     Concentration of Investments

         The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

     Selling Short

         The Fund will not sell securities short unless:

         o during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and

         o not more than 5% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

     Diversification of Investments

         With respect to 75% of the value of the Fund's total assets the Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations).

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following restrictions, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Securities of Other Investment Companies

         The Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

     Investing in Illiquid Securities

         The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities.

     Writing Covered Call Option and Purchasing Put Options

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has not borrowed money in an amount exceeding 5% of the value of its net assets in the preceding year and has no present intent to do so in the next coming fiscal year. The use of short sales will allow the Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent the Fund receives the income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective of achieving income is furthered.

         For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

111 Corcoran Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with 111 Corcoran Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation;  Senior Vice-President,  John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer, and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

     As of July 7, 1997, the following shareholder of record owned 5% or more of the shares of the Fund: Central Carolina Bank & Trust Company, Durham, North Carolina, owned approximately 8,026,215 shares (95.34%).

Trustees' Compensation


                                           AGGREGATE
NAME,                                    COMPENSATION
POSITION WITH                                FROM
TRUST                                       TRUST*#

John F. Donahue                     $0
Chairman and Trustee
Thomas G. Bigley                    $412
Trustee
John T. Conroy, Jr.                         $402
Trustee
William J. Copeland                         $453
Trustee
James E. Dowd                               $453
Trustee
Lawrence D. Ellis, M.D.                     $412
Trustee
Edward L. Flaherty, Jr.                     $453
Trustee
Edward C. Gonzales                          $0
Trustee
Peter E. Madden                     $412
Trustee
Gregor F. Meyer                     $412
Trustee
John E. Murray, Jr.                         $412
Trustee
Wesley W. Posvar                    $412
Trustee
Marjorie P. Smuts                   $412
Trustee
*  Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of 3 portfolios.

Trustee Liability

The 111 Corcoran Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
Adviser to the Fund

The Fund's investment adviser is Central Carolina Bank (the "Adviser"). The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by Central Carolina Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Central Carolina Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $661,225, $662,310, and $670,819, respectively, all of which were voluntarily waived.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:

   o  advice as to the advisability of investing in securities;

   o  security analysis and reports;

   o  economic studies;

   o  industry studies;

   o  receipt of quotations for portfolio evaluations; and

   o  similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising Federated Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to
reduce their expenses.    During the fiscal years ended May 31, 1997, 1996, and
1995, the Fund paid no brokerage commissions.

Other Services
Trust Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996 and 1995, the following administrative services fees were incurred on behalf of the Fund of $130,476, $132,832, and $134,164.

Custodian and Portfolio Accountant

Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Additional Purchase Information--Payment in Kind

In addition to payment by check, shares of the Fund may be purchased by customers of Central Carolina Bank in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Central Carolina Bank at 1-800- 386-3111 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Central Carolina Bank will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review.

Securities accepted by the Fund are valued in the manner and on the days described in the section entitled "Net Asset Value" as of 4:00 p.m. (Eastern time). Acceptance may occur on any day during the five-day period afforded Central Carolina Bank to review the acceptability of the securities. Securities which have been accepted by the Fund must be delivered within five days following acceptance.

The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Central Carolina Bank of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance of the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Central Carolina Bank.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Central Carolina Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on Good Friday and on certain federal holidays.

Determining Market Value of Securities

Market values of the Fund's portfolio securities are determined as follows:

   o according to the last sale price on a national securities exchange, if available;

   o in the absence of recorded sales for bonds and other fixed-income securities, as determined by an independent pricing service;

   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

   o  at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices.



Pricing services may consider:

   o  yield;

   o  quality;

   o  coupon rate;

   o  maturity;

   o  type of issue;

   o  trading characteristics; and

   o  other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices.

Exchange Privilege
Shareholders using the exchange privilege must exchange shares having a new asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

     Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of 111 Corcoran Funds on behalf of the Fund. To protect shareholders of the Fund, 111 Corcoran Funds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of 111 Corcoran Funds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument 111 Corcoran Funds or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for 111 Corcoran Funds' obligations on behalf of the Fund, 111 Corcoran Funds is required to use its property to protect or compensate the shareholder. On request, 111 Corcoran Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of 111 Corcoran Funds on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if 111 Corcoran Funds cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.

Tax Status
The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   o derive less than 30% of its gross income from the sale of securities held less than three months;

   o  invest in securities within certain statutory limits; and

   o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.

     Capital Gains

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

Total Return
The Fund's average annual total returns for the one-year period ended May 31, 1997, and for the period from July 15, 1992 (date of inception) to May 31, 1997, were 3.50% and 5.42%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield
The Fund's yield for the thirty-day period ended May 31, 1997, was 6.37%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve- month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons
The Fund's performance depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-months, twelve-month, and ten-year periods and year- to-date.

   o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank, and the Bank for Cooperatives; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum Standard & Poor's Ratings Group rating of BBB, a minimum Moody's Investors Service, Inc. rating of Baa, or a minimum Fitch Investors Service, Inc. rating of BBB.

   o Salomon Brothers Aaa-Aa Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

   o Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

   o Merrill Lynch Corporate Master Index is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix
Standard and Poor's Ratings Group Bond Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rate "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc., Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rate Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Service, Inc., Short-Term Debt Ratings

F-1+ --Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.





                                       111
                                    CORCORAN
                                      FUNDS



                                  111 CORCORAN
                                   EQUITY FUND


                                   PROSPECTUS

                           A DIVERSIFIED PORTFOLIO OF
                        111 CORCORAN FUNDS, AN OPEN-END,
                          MANAGEMENT INVESTMENT COMPANY

                                  JULY 31, 1997

FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND.

CUSIP 682365309
005826 (7/97)                           [RECYCLED PAPER LOGO]




111 CORCORAN EQUITY FUND
(A PORTFOLIO OF THE 111 CORCORAN FUNDS)
PROSPECTUS

The shares of 111 Corcoran Equity Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio in the 111 Corcoran Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund pursues this objective by investing primarily in dividend paying common stocks.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-386-3111. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.          Prospectus dated July 31, 1997


TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Acceptable Investments                                                       3


  Investment Limitations                                                       8


  Portfolio Turnover                                                           8



THE 111 CORCORAN FUNDS INFORMATION                                             9

------------------------------------------------------


  Management of the 111 Corcoran Funds                                         9


  Distribution of Fund Shares                                                 10


  Administration of the Fund                                                  11



BROKERAGE TRANSACTIONS                                                        12

------------------------------------------------------


NET ASSET VALUE                                                               12

------------------------------------------------------


INVESTING IN THE FUND                                                         12

------------------------------------------------------


  Share Purchases                                                             12


  Minimum Investment Required                                                 13


  What Shares Cost                                                            13


  Purchases at Net Asset Value                                                13


  Sales Charge Reallowance                                                    14


  Reducing the Sales Charge                                                   14


  Systematic Investment Program                                               15


  Certificates and Confirmations                                              15


  Dividends                                                                   15


  Capital Gains                                                               15



EXCHANGE PRIVILEGE                                                            16

------------------------------------------------------


REDEEMING SHARES                                                              17

------------------------------------------------------


  Systematic Withdrawal Program                                               18


  Accounts with Low Balances                                                  18



SHAREHOLDER INFORMATION                                                       19

------------------------------------------------------


  Voting Rights                                                               19



EFFECT OF BANKING LAWS                                                        19

------------------------------------------------------


TAX INFORMATION                                                               20

------------------------------------------------------


  Federal Income Tax                                                          20


  State and Local Taxes                                                       20



PERFORMANCE INFORMATION                                                       20

------------------------------------------------------


FINANCIAL STATEMENTS                                                          21

------------------------------------------------------


REPORT OF INDEPENDENT


  PUBLIC ACCOUNTANTS                                                          33

------------------------------------------------------


ADDRESSES                                                                     34

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                    SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................    4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)........................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................     None
Exchange Fee...................................................................................     None

                                     ANNUAL FUND OPERATING EXPENSES
                                (As a percentage of average net assets)
Management Fee (after waiver)(1)...............................................................    0.70%
12b-1 Fees(2)..................................................................................    0.00%
Total Other Expenses (after waiver)(3).........................................................    0.33%
    Shareholder Services Fees(2)......................................................    0.00%
         Total Fund Operating Expenses (after waivers)(4)(5)...................................    1.03%

(1) The management fee has been reduced to reflect a voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.85%.

(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 or shareholder servicing agent fees. The Fund will not pay or accrue 12b-1 or shareholder servicing agent fees until a separate class of shares has been created for certain trust and institutional investors, including qualified employee benefit plans. At that point the Fund will be able to pay up to 0.35% of the Fund's average daily net assets for 12b-1 fees and up to 0.25% of the Fund's average daily net assets for shareholder servicing agent fees. See "The 111 Corcoran Funds Information."

(3) Total Fund Other Expenses would have been reduced to reflect the voluntary waiver of a portion of the administrative fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(4) Total Fund Operating Expenses would have been 1.19% absent the voluntary waivers described above in notes 1 and 3.


(5) The Total Fund Operating Expenses in the table above are based on expenses incurred during the fiscal year ended May 31, 1997, and are expected to be 0.93% absent the voluntary waiver described in note 1 above.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "The 111 Corcoran Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS INC.

                             EXAMPLE                                1 year    3 years    5 years    10 years
-----------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. As noted
in the table above, the Fund charges no redemption fees..........    $ 55       $76       $  99       $165

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


111 CORCORAN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.


                                                                    YEAR ENDED MAY 31,
                                                               -----------------------------
                                                                1997       1996      1995(A)
                                                               ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                           $13.80     $11.48     $10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                          0.13       0.14       0.11
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  options                                                        3.72       2.57       1.44
------------------------------------------------------------   ------     ------     -------
  Total from investment operations                               3.85       2.71       1.55
------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                      (0.13)     (0.16)     (0.07)
------------------------------------------------------------
  Distributions from net realized gain on investments and
  options                                                       (0.19)     (0.23)        --
------------------------------------------------------------   ------     ------     -------
  Total distributions                                           (0.32)     (0.39)     (0.07)
------------------------------------------------------------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                 $17.33     $13.80     $11.48
------------------------------------------------------------   ------     ------     -------
TOTAL RETURN (b)                                                28.25%     23.91%     15.55%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                       1.03%      1.25%      1.25% *
------------------------------------------------------------
  Net investment income                                          0.81%      1.08%      3.00% *
------------------------------------------------------------
  Expense waiver/reimbursement (c)                               0.16%      0.20%      1.42% *
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                      $167,503   $29,194    $24,581
------------------------------------------------------------
  Average commission rate paid (d)                             $0.0598
------------------------------------------------------------
  Portfolio turnover                                               55%        69%         4 %
------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The 111 Corcoran Funds was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991. The Declaration of Trust permits the 111 Corcoran Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the 111 Corcoran Funds' equity portfolio, known as 111 Corcoran Equity Fund. The Fund is for trust clients of Central Carolina Bank and Trust Company ("Central Carolina Bank") and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in dividend paying common stocks. Central Carolina Bank is the investment adviser to the Fund, and Franklin Street Advisors, Inc. is the Fund's sub-adviser. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing primarily in a broad, diversified range of dividend paying common stocks. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 65% of its total assets are invested in equity securities.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include, but are not limited to:

     -common stocks of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stocks of such companies, warrants, and preferred stocks convertible into common stocks of such companies;

     - convertible bonds rated, at the time of purchase, at least BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") , or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, determined by the Fund's adviser to be of comparable quality;


     -domestic issues of corporate debt obligations, including zero coupon bonds, rated, at the time of purchase, at least Baa by Moody's or at least BBB by S&P or Fitch, or, if not rated, determined by the Fund's adviser to be of comparable quality;

     -American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market;

     - obligations of the United States government;

     -notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority;

     -money market instruments rated, at the time of purchase, A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, or, if not rated, determined by the adviser to be of comparable quality; and

     - repurchase agreements collateralized by eligible investments.

In addition, the Fund may borrow money, lend portfolio securities, invest in securities of other investment companies, and engage in when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, for hedging purposes.

Obligations rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the Fund's adviser. The Fund's adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.


COMMON STOCKS. As described above, the Fund invests primarily in dividend paying common stocks. As with other mutual funds that invest primarily in common stocks, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. The Fund may, from time to time, invest in issuers with smaller capitalization. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the Standard & Poor's 500 Index.



CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial. The Fund will not invest more than 10% of its total assets in securities of foreign issuers.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuation in interest than are conventional bonds and convertible securities. Additionally, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

U.S. GOVERNMENT OBLIGATIONS.  These securities include but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds and discount notes of U.S. government agencies or instrumentalities.


Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other open-end investment companies and in the securities of closed-end investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, the Fund may invest exclusively in one other investment company managed similarly to it. Shareholders should realize that, when the Fund invests in other investment companies, certain fund expenses, such as management fees may be duplicated.

PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases in value. The Fund may also write (sell) call options on all or any portion of its portfolio to generate income. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market, while over-the-counter options may not.

FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures and stock index futures contracts to hedge all or a portion of its portfolio against changes in the price of its portfolio securities, but will not engage in futures transactions for speculative purposes.

The Fund may also write call options and purchase put options on financial futures and stock index futures contacts as a hedge to attempt to protect securities in its portfolio against decreases in value.


The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

RISKS. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate and stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or options will exist at all times. Although the investment adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

     -commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

     -time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; and

     - bankers' acceptances.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies, and limitations.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities laws. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

INVESTMENT LIMITATIONS

The Fund will not:

     -borrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in the Fund's portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. Generally, a high portfolio turnover rate results in increased transaction costs and higher taxes paid by the Fund's shareholders. In addition, a high rate of portfolio turnover may result in the realization of a larger amount of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

THE 111 CORCORAN FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE 111 CORCORAN FUNDS

BOARD OF TRUSTEES. The 111 Corcoran Funds are managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the 111 Corcoran Funds and for exercising all of the powers of the 111 Corcoran Funds except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the 111 Corcoran Funds, investment decisions for the Fund are made by Central Carolina Bank and Trust Company (the "Bank"), the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's adviser is entitled to receive an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the adviser from time to time. The adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion.


     Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Bank may engage, for its own account or for other accounts managed by the Bank, in other transactions involving fixed income securities which may have adverse effects on the market for securities in the Fund's portfolio.

     ADVISER'S BACKGROUND. The Bank was founded in 1903 as Durham Bank and Trust Company. The Bank was created from Durham Bank and Trust Company on September 30, 1961. The Bank is the lead bank within CCB Financial Corporation, which is a multibank holding company that includes a commercial bank subsidiary with offices also in North Carolina. CCB Financial Corp. was incorporated in North Carolina in November 1982. The principal executive offices of the Bank are located at 111 Corcoran Street, Durham, North Carolina 27702. The activities of the Bank encompass a full range of commercial banking services, including trust services.



     The Bank has managed commingled funds since 1953. As of June 30, 1997, the Trust Division managed assets in excess of $1.3 billion. The Trust Division manages two commingled funds with assets of approximately $175 million. The Bank has managed the 111 Corcoran Funds since their inception in July, 1992. As of June 30, 1997, total assets in the 111 Corcoran Funds were $150 million.


     As part of their regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are lending clients of the Bank. The lending relationship will not be a factor in the selection of securities.

     SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the adviser and Franklin Street Advisors, Inc. (the "Sub-Adviser"), the Sub-Adviser furnishes certain investment advisory Services to the adviser, including investment research, statistical and other factual information, and recommendations, based on the Sub-Adviser's analysis, and assists the adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual sub-advisory fee equal to 0.65% of the daily assets of the Fund payable by the investment adviser from the Advisory fees. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the adviser.

     SUB-ADVISER'S BACKGROUND. The Sub-Adviser, which is located at 6330 Quadrangle Drive, Chapel Hill, North Carolina, 27514, is a registered investment advisory firm founded in 1990. The Sub-Adviser manages assets in excess of $575 million. The Sub-Adviser is a wholly-owned subsidiary of Franklin Street Partners, Inc., a privately-owned holding company that also owns a private non-depository trust bank. Franklin Street Partners, Inc. has guaranteed to the adviser the performance of the Sub-Adviser's obligations under the sub-advisory agreement.

     Robert C. Eubanks, Jr. has been the Fund's portfolio manager since its inception. Mr. Eubanks is the President of Franklin Street Advisors, Inc., and has served in that capacity since 1990. He is also vice-chairman and chief investment officer of Franklin Street Trust, an affiliate of the Sub-Adviser. Prior to founding Franklin Street Trust, he was co-founder and president of McMillion Eubanks Capital Management in Greensboro, North Carolina.


     William B. Thompson, Jr. has been a co-portfolio manager to the Fund since November, 1995. Mr. Thompson is a partner with Franklin Street Partners, Inc., the parent company of Franklin Street Advisors, Inc. Prior to joining Franklin Street Partners, he was co-founder and President of Peacock-Thompson Investment Management in Cary, North Carolina.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION AND SHAREHOLDER SERVICES PLANS. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund will pay to the distributor an amount computed at an annual rate of 0.35% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by shares under the Distribution Plan.

In addition, the Fund has adopted a Shareholder Services Plan (the "services plan") with respect to shares. Under the services plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may also pay financial institutions a fee based on the average net asset value of shares of their customers invested in the Fund for providing administrative services. This fee is in addition to the amounts paid under the Distribution Plan for administrative services, and, if paid, will be reimbursed by the Bank and not by the Fund.

The Bank or its affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares furnished by the financial institution. These payments will be made by the Bank and will not be made from the assets of the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM                   AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE              NET ASSETS OF THE TRUST
---------------------     -------------------------------------
       0.150%                   on the first $250 million
       0.125%                   on the next $250 million
       0.100%                   on the next $250 million
       0.075%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Trust. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased through Central Carolina Bank or through brokers or dealers which have a sales agreement with the distributor. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH CENTRAL CAROLINA BANK. An investor may call Central Carolina Bank to place an order to purchase shares of the Fund. (Call toll-free 1-800-368-3111.) Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Orders through Central Carolina Bank are considered received when the Fund is notified of the purchase order. Purchase orders must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price.


Payment is normally required in three business days. It is the responsibility of Central Carolina Bank to transmit orders promptly to the Fund.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/ dealers must be received by the broker/dealer and transmitted by the broker/dealer to Central Carolina Bank before 3:00 p.m. (Eastern time) and then transmitted by Central Carolina Bank to the Fund by 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                          SALES CHARGE AS A             SALES CHARGE AS A
                                            PERCENTAGE OF               PERCENTAGE OF NET
      AMOUNT OF TRANSACTION             PUBLIC OFFERING PRICE            AMOUNT INVESTED
----------------------------------    --------------------------    -------------------------
Less than $100,000                              4.50%                         4.71%
$100,000 but less than $250,000                 3.75%                         3.90%
$250,000 but less than $500,000                 2.50%                         2.56%
$500,000 but less than $750,000                 2.00%                         2.04%
$750,000 but less than $1 million               1.00%                         1.01%
$1 million but less than $2
  million                                       0.25%                         0.25%
$2 million or more                              0.00%                         0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased at net asset value, without a sales charge, by the Trust Division of Central Carolina Bank for accounts in which the Trust Division holds or manages assets, by trust companies, trust departments of other financial institutions and by banks and savings and loans for their own accounts. Trustees, emeritus trustees, employees and retired employees of the Trust, CCB Financial Corp., Central Carolina Bank, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21, may also buy shares at net asset value, without a sales charge. In addition, customers, employee benefit plans, and employees of Franklin Street Advisors, Inc. and its affiliated companies (other than Franklin Street Securities) and their spouses and children under 21, may also buy shares at net asset value, without a sales charge.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. For shares sold with a sales charge, Central Carolina Bank will receive 85% of the applicable sales charge for purchases of Fund shares made directly through Central Carolina Bank.

The sales charge for shares sold other than through Central Carolina Bank or registered broker/dealers will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The shares held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at Central Carolina Bank and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through Central Carolina Bank or through the distributor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared quarterly and paid quarterly to all shareholders invested in the Fund on the record date. Unless cash payments are requested by contacting Central Carolina Bank, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment dateIs net asset value without a sales charge.

CAPITAL GAINS

Distributions of net long-term capital gains realized by the Fund, if any, will be made at least annually.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


All shareholders of the Fund are shareholders of the 111 Corcoran Funds, which consists of the Fund, 111 Corcoran Bond Fund, and 111 Corcoran North Carolina Municipal Securities Fund. Shareholders of the Fund have access to 111 Corcoran Bond Fund and 111 Corcoran North Carolina Municipal Securities Fund through an exchange program. In addition, shares of the Fund may be exchanged for shares of certain funds for which affiliates of Federated Investors serve as investment adviser and which are distributed by Federated Securities Corp., a subsidiary of Federated Investors ("Federated Funds"). Shareholders have access to the following Federated Funds:

     - Liberty U.S. Government Money Market Trust--a U.S. government money market fund; and

     - Federated American Leaders Fund, Inc.--a high-quality equity fund.

Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.


Exchanges are made at net asset value plus the difference between the fund's sales charge already paid and any applicable sales charge on shares of the fund to be acquired in the exchange.

Upon receipt by Federated Shareholder Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares by Mail").

Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Central Carolina Bank representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Central Carolina Bank representative by calling 1-800-386-3111. In addition, investors may exchange shares by calling their authorized broker directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Central Carolina Bank representative or authorized broker.


Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Central Carolina Bank, or an authorized broker and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Central Carolina Bank representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: 111 Corcoran Funds, 111 Corcoran Street, P.O. Box 931, Durham, North Carolina 27702. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Central Carolina Bank representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Central Carolina Bank or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling Central Carolina Bank (call toll-free 1-800-386-3111) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Central Carolina Bank. Redemption requests through Central Carolina Bank must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Central Carolina Bank is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Any shareholder may redeem Fund shares by sending a written request to Central Carolina Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call Central Carolina Bank for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     -any other "eligible guarantor institution," as defined in the Securities
      Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at anytime without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written request.

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the 111 Corcoran Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As of July 7, 1997, Central Carolina Bank, acting in various capacities for numerous accounts was the owner of record of 9,451,002 shares (97.7%) of the Fund.


As a Massachusetts business trust, the 111 Corcoran Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the 111 Corcoran Funds' or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the 111 Corcoran Funds.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Central Carolina Bank is subject to such banking laws and regulations.


Central Carolina Bank believes that it may perform the services for the Fund contemplated by its advisory agreement with the 111 Corcoran Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Central Carolina Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Central Carolina Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Central Carolina Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal regular income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other portfolios of 111 Corcoran Funds will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distribution, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


111 CORCORAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------


   SHARES                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
COMMON STOCKS--96.8%
-----------------------------------------------------------------------------------
                    AEROSPACE--3.0%
                    ---------------------------------------------------------------
      20,000        Allied-Signal, Inc.                                               $  1,535,000
                    ---------------------------------------------------------------
      43,000        United Technologies Corp.                                            3,456,125
                    ---------------------------------------------------------------   ------------
                    Total                                                                4,991,125
                    ---------------------------------------------------------------   ------------
                    CHEMICALS--5.1%
                    ---------------------------------------------------------------
      20,000        Du Pont E.I. de Nemours & Co.                                        2,177,500
                    ---------------------------------------------------------------
      30,900        Eastman Kodak Co.                                                    2,560,838
                    ---------------------------------------------------------------
      71,600        Praxair, Inc.                                                        3,767,950
                    ---------------------------------------------------------------   ------------
                    Total                                                                8,506,288
                    ---------------------------------------------------------------   ------------
                    COMPUTER SERVICES--2.0%
                    ---------------------------------------------------------------
      90,000        Electronic Data Systems Corp.                                        3,363,750
                    ---------------------------------------------------------------   ------------
                    CONSUMER GOODS--5.3%
                    ---------------------------------------------------------------
      60,000        Emerson Electric Co.                                                 3,240,000
                    ---------------------------------------------------------------
      94,400        General Electric Co.                                                 5,699,400
                    ---------------------------------------------------------------   ------------
                    Total                                                                8,939,400
                    ---------------------------------------------------------------   ------------
                    CONSUMER NON-DURABLES--1.3%
                    ---------------------------------------------------------------
      40,000        Nike, Inc., Class B                                                  2,280,000
                    ---------------------------------------------------------------   ------------
                    ELECTRONICS--15.0%
                    ---------------------------------------------------------------
      25,000    (a) Ascend Communications Inc.                                           1,393,750
                    ---------------------------------------------------------------
      30,000        Boeing Co.                                                           3,157,500
                    ---------------------------------------------------------------
      30,000    (a) Cisco Systems, Inc.                                                  2,032,500
                    ---------------------------------------------------------------
      25,000    (a) Compaq Computer Corp.                                                2,706,250
                    ---------------------------------------------------------------
     150,000    (a) Data General Corp.                                                   3,206,250
                    ---------------------------------------------------------------
     100,000    (a) EMC Corp. Mass                                                       3,987,500
                    ---------------------------------------------------------------
      32,000        Intel Corp.                                                          4,848,000
                    ---------------------------------------------------------------



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                    ELECTRONICS--CONTINUED
                    ---------------------------------------------------------------
      50,000    (a) Seagate Technology, Inc.                                          $  2,031,250
                    ---------------------------------------------------------------
      20,000    (a) U.S. Robotics Corp.                                                  1,680,000
                    ---------------------------------------------------------------   ------------
                    Total                                                               25,043,000
                    ---------------------------------------------------------------   ------------
                    ENTERTAINMENT--1.0%
                    ---------------------------------------------------------------
      45,000        Carnival Corp., Class A                                              1,710,000
                    ---------------------------------------------------------------   ------------
                    FINANCE--4.3%
                    ---------------------------------------------------------------
      48,700        American Express Co.                                                 3,384,650
                    ---------------------------------------------------------------
      16,000        American International Group, Inc.                                   2,166,000
                    ---------------------------------------------------------------
      20,000        MGIC Investment Corp.                                                1,780,000
                    ---------------------------------------------------------------   ------------
                    Total                                                                7,330,650
                    ---------------------------------------------------------------   ------------
                    FOOD & BEVERAGE--2.9%
                    ---------------------------------------------------------------
      28,600        Coca-Cola Co.                                                        1,951,950
                    ---------------------------------------------------------------
      80,000        PepsiCo, Inc.                                                        2,940,000
                    ---------------------------------------------------------------   ------------
                    Total                                                                4,891,950
                    ---------------------------------------------------------------   ------------
                    HEALTH TECHNOLOGY--12.6%
                    ---------------------------------------------------------------
      40,000        Abbott Laboratories                                                  2,520,000
                    ---------------------------------------------------------------
      40,000        American Home Products Corp.                                         3,050,000
                    ---------------------------------------------------------------
      25,000    (a) Amgen, Inc.                                                          1,671,875
                    ---------------------------------------------------------------
      52,000        Johnson & Johnson                                                    3,113,500
                    ---------------------------------------------------------------
      25,000        Merck & Co., Inc.                                                    2,246,875
                    ---------------------------------------------------------------
      35,000        Novartis AG, ADR                                                     2,375,110
                    ---------------------------------------------------------------
      30,000        Pfizer, Inc.                                                         3,086,250
                    ---------------------------------------------------------------
     110,000    (a) Tenet Healthcare Corp.                                               3,025,000
                    ---------------------------------------------------------------   ------------
                    Total                                                               21,088,610
                    ---------------------------------------------------------------   ------------


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------


   SHARES                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                    INSURANCE--4.4%
                    ---------------------------------------------------------------
      53,400        Everest Re Holdings, Inc.                                         $  1,815,600
                    ---------------------------------------------------------------
      86,250        Jefferson-Pilot Corp.                                                5,487,656
                    ---------------------------------------------------------------   ------------
                    Total                                                                7,303,256
                    ---------------------------------------------------------------   ------------
                    METALS--2.1%
                    ---------------------------------------------------------------
      48,000        Aluminum Co. of America                                              3,534,000
                    ---------------------------------------------------------------   ------------
                    MORTGAGE--5.8%
                    ---------------------------------------------------------------
      80,000        Federal Home Loan Mortgage Corp.                                     2,640,000
                    ---------------------------------------------------------------
     165,000        Federal National Mortgage Association                                7,198,125
                    ---------------------------------------------------------------   ------------
                    Total                                                                9,838,125
                    ---------------------------------------------------------------   ------------
                    OFFICE EQUIPMENT--2.1%
                    ---------------------------------------------------------------
      40,000        International Business Machines Corp.                                3,460,000
                    ---------------------------------------------------------------   ------------
                    OIL--9.6%
                    ---------------------------------------------------------------
      25,000        British Petroleum Co. PLC, ADR                                       3,621,875
                    ---------------------------------------------------------------
      23,000        Chevron Corp.                                                        1,610,000
                    ---------------------------------------------------------------
      34,000        Exxon Corp.                                                          2,014,500
                    ---------------------------------------------------------------
      50,200        Halliburton Co.                                                      3,884,225
                    ---------------------------------------------------------------
      35,000        Mobil Corp.                                                          4,895,625
                    ---------------------------------------------------------------   ------------
                    Total                                                               16,026,225
                    ---------------------------------------------------------------   ------------
                    PERSONAL CARE PRODUCTS--1.4%
                    ---------------------------------------------------------------
      25,876        Gillette Co.                                                         2,299,730
                    ---------------------------------------------------------------   ------------
                    PHARMACEUTICALS--1.8%
                    ---------------------------------------------------------------
      75,000    (a) Watson Pharmaceuticals, Inc.                                         2,934,375
                    ---------------------------------------------------------------   ------------
                    PROCESS INDUSTRIES--1.0%
                    ---------------------------------------------------------------
      35,500        International Paper Co.                                              1,704,000
                    ---------------------------------------------------------------   ------------
                    PRODUCER MANUFACTURING--1.4%
                    ---------------------------------------------------------------
      25,000        Minnesota Mining & Manufacturing Co.                                 2,293,750
                    ---------------------------------------------------------------   ------------



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------


 PRINCIPAL
 AMOUNT OR
   SHARES                                                                                VALUE
------------        --------------------------------------------------------------   -------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                    RAILROADS--1.0%
                    --------------------------------------------------------------
     28,000     (a) North Carolina Railroad Co.                                      $   1,617,000
                    --------------------------------------------------------------   -------------
                    RETAIL--6.0%
                    --------------------------------------------------------------
     50,000     (a) Federated Department Stores, Inc.                                    1,850,000
                    --------------------------------------------------------------
    300,000     (a) K Mart Corp.                                                         4,200,000
                    --------------------------------------------------------------
     40,000         Sears, Roebuck & Co.                                                 1,965,000
                    --------------------------------------------------------------
     70,000         Wal-Mart Stores, Inc.                                                2,082,500
                    --------------------------------------------------------------   -------------
                    Total                                                               10,097,500
                    --------------------------------------------------------------   -------------
                    UTILITIES--7.7%
                    --------------------------------------------------------------
     50,000         BellSouth Corp.                                                      2,268,750
                    --------------------------------------------------------------
     55,000         North Carolina Natural Gas Corp.                                     1,698,125
                    --------------------------------------------------------------
     50,000         SBC Communications, Inc.                                             2,925,000
                    --------------------------------------------------------------
    140,000         Southern Co.                                                         2,975,000
                    --------------------------------------------------------------
    150,000         Union Texas Petroleum Holdings, Inc.                                 3,018,750
                    --------------------------------------------------------------   -------------
                    Total                                                               12,885,625
                    --------------------------------------------------------------   -------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $132,802,090)                 162,138,359
                    --------------------------------------------------------------   -------------
CORPORATE BONDS--1.5%
----------------------------------------------------------------------------------
                    ENERGY MINERALS--1.5%
                    --------------------------------------------------------------
 $2,500,000         Ashland, Inc., Deb., 6.75%, 7/1/2014                                 2,562,500
                    --------------------------------------------------------------   -------------
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $2,560,625)                   2,562,500
                    --------------------------------------------------------------   -------------
MUTUAL FUND SHARES--0.5%
----------------------------------------------------------------------------------
    870,614         Goldman Sachs Money Market Fund (AT NET ASSET VALUE)                   870,614
                    --------------------------------------------------------------   -------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $136,233,329)(B)              $ 165,571,473
                    --------------------------------------------------------------   -------------


(a) Non-income producing security.


(b) The cost of investments for federal tax purposes amounts to $136,249,852. The net unrealized appreciation of investments on a federal tax basis amounts to $29,321,621 which is comprised of $30,594,428 appreciation and $1,272,807 depreciation at May 31, 1997.



111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------


Note: The categories of investments are shown as a percentage of net assets ($167,503,233) at May 31, 1997.


The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt

PLC  -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $136,233,329 and tax
cost $136,249,852)                                                                 $165,571,473
-------------------------------------------------------------------------------
Income receivable                                                                       442,774
-------------------------------------------------------------------------------
Receivable for investments sold                                                       1,823,077
-------------------------------------------------------------------------------
Receivable for shares sold                                                              204,235
-------------------------------------------------------------------------------
Deferred expenses                                                                         4,036
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   168,045,595
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Options written, at value (Premium Received $185,889)                  $285,000
--------------------------------------------------------------------
Accrued expenses                                                        257,362
--------------------------------------------------------------------   --------
     Total liabilities                                                                  542,362
-------------------------------------------------------------------------------    ------------
Net Assets for 9,666,031 shares outstanding                                        $167,503,233
-------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $132,178,423
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and options                               29,239,033
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and options                              5,843,550
-------------------------------------------------------------------------------
Undistributed net investment income                                                     242,227
-------------------------------------------------------------------------------    ------------
     Total Net Assets                                                              $167,503,233
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
-------------------------------------------------------------------------------
($167,503,233 / 9,666,031 shares outstanding)                                            $17.33
-------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/95.50 of $17.33)*                                          $18.15
-------------------------------------------------------------------------------    ------------



* See "What Shares Cost" in the Prospectus.


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Dividends                                                                              $ 1,852,352
-----------------------------------------------------------------------------------
Interest                                                                                   128,705
-----------------------------------------------------------------------------------    -----------
     Total income                                                                        1,981,057
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  913,689
---------------------------------------------------------------------
Administrative personnel and services fee                                   160,784
---------------------------------------------------------------------
Custodian fees                                                               13,580
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     32,570
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     3,337
---------------------------------------------------------------------
Auditing fees                                                                12,062
---------------------------------------------------------------------
Legal fees                                                                    2,498
---------------------------------------------------------------------
Portfolio accounting fees                                                    60,034
---------------------------------------------------------------------
Share registration costs                                                     65,725
---------------------------------------------------------------------
Printing and postage                                                         10,992
---------------------------------------------------------------------
Insurance premiums                                                            3,192
---------------------------------------------------------------------
Miscellaneous                                                                 6,727
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,285,190
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------
  Waiver of investment advisory fee                         $(166,477)
---------------------------------------------------------
  Waiver of administrative personnel and services fee          (9,702)
---------------------------------------------------------   ---------
     Total waivers                                                         (176,179)
---------------------------------------------------------------------    ----------
          Net expenses                                                                   1,109,011
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                       872,046
-----------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
-----------------------------------------------------------------------------------
Net realized gain on investments and options                                             6,209,703
-----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                        24,565,580
-----------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments and options                        30,775,283
-----------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                               $31,647,329
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        YEAR ENDED MAY 31,
                                                                    ---------------------------
                                                                        1997           1996
                                                                    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------
Net investment income                                               $    872,046    $   294,032
-----------------------------------------------------------------
Net realized gain (loss) on investments and options ($6,774,291 and $1,973,979 net gain, respectively, as computed for federal
tax purposes)                                                          6,209,703      1,973,979
-----------------------------------------------------------------
Net change in unrealized appreciation/depreciation                    24,565,580      3,538,240
-----------------------------------------------------------------   ------------    -----------
     Change in net assets resulting from operations                   31,647,329      5,806,251
-----------------------------------------------------------------   ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------
Distributions from net investment income                                (676,030)      (337,321)
-----------------------------------------------------------------
Distributions from net realized gains                                 (1,900,075)      (479,791)
-----------------------------------------------------------------   ------------    -----------
     Change in net assets resulting from distributions to
     shareholders                                                     (2,576,105)      (817,112)
-----------------------------------------------------------------   ------------    -----------
SHARE TRANSACTIONS--
-----------------------------------------------------------------
Proceeds from sale of shares                                         119,180,895      5,713,327
-----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   311,240         47,934
-----------------------------------------------------------------
Cost of shares redeemed                                              (10,254,522)    (6,136,880)
-----------------------------------------------------------------   ------------    -----------
     Change in net assets resulting from share transactions          109,237,613       (375,619)
-----------------------------------------------------------------   ------------    -----------
          Change in net assets                                       138,308,837      4,613,520
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
Beginning of period                                                   29,194,396     24,580,876
-----------------------------------------------------------------   ------------    -----------
End of period (including undistributed net investment income of
$242,227 and $46,211, respectively)                                 $167,503,233    $29,194,396
-----------------------------------------------------------------   ------------    -----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------


(1) ORGANIZATION


111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



111 CORCORAN EQUITY FUND

--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return that would be realized on underlying securities alone. By writing call options, the Fund may forego potential gains on the underling security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured and recorded by the difference between the current value and the premium received. For the period ended May 31, 1997, the Fund had a realized loss of $335,372 on written options.


     The following is a summary of the Fund's written options activity:


                                NUMBER OF
         CONTRACTS              CONTRACTS       PROCEEDS
----------------------------    ----------     ----------
Outstanding at May 31, 1996            0       $        0
Contracts open                     6,800        1,441,226
Contracts expired                 (1,481)        (417,257)
Contracts closed                  (3,799)        (631,624)
Contracts exercised               (1,270)        (206,456)
                                ----------     ----------
Outstanding at May 31, 1997          250       $  185,889
                                ===========     =========


     At May 31, 1997, the Fund had the following outstanding options:


                                                                                 UNREALIZED
                                   EXPIRATION     EXCERCISE      NUMBER OF      APPRECIATION       MARKET
         ISSUER          TYPE         DATE          PRICE        CONTRACTS     (DEPRECIATION)      VALUE
    -----------------    ----     ------------    ----------    -----------    --------------     --------
    IBM                  Call      June 1997         $80            100           $(45,706)       $150,000
    General Electric     Call      June 1997        57.50           150            (53,405)        135,000
                                                                               --------------     --------
    Total                                                                         $(99,111)       $285,000
                                                                               ==============     ========


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.



111 CORCORAN EQUITY FUND

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                           YEAR ENDED MAY 31,
                                                                         ----------------------
                                                                           1997          1996
----------------------------------------------------------------------   ---------     --------
Shares sold                                                              8,209,160      457,100
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared          19,662        3,800
----------------------------------------------------------------------
Shares redeemed                                                           (678,535)    (485,448)
----------------------------------------------------------------------   ---------     --------
  Net change resulting from share transactions                           7,550,287      (24,548)
----------------------------------------------------------------------   ---------     --------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's advisory fee. The Sub-Adviser may voluntarily choose to waive any portion of its fee.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive any portion of its fee.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended May 31, 1997.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended May 31, 1997.




111 CORCORAN EQUITY FUND

--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following December 2, 1994 (the date the Fund became effective). For the period ended May 31, 1997, the Fund paid $4,106 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended May 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $111,860,269 and $0, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                         $80,361,547
-------------------------------------------------------------------------------   -----------
SALES                                                                             $29,682,892
-------------------------------------------------------------------------------   -----------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of


111 CORCORAN FUNDS (111 Corcoran Equity Fund):



We have audited the accompanying statement of assets and liabilities of 111 Corcoran Equity Fund (an investment portfolio of 111 Corcoran Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 111 Corcoran Equity Fund, an investment portfolio of 111 Corcoran Funds, as of May 31, 1997, and the results of its operations, for the year then ended, the changes in its net assets, for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

July 7, 1997




ADDRESSES

--------------------------------------------------------------------------------


                111 Corcoran Equity Fund                  Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------

Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------

Investment Adviser
                Central Carolina Bank and Trust Company   111 Corcoran Street
                                                          Durham, North Carolina 27702
----------------------------------------------------------------------------------------------

Sub-Adviser
                Franklin Street Advisors, Inc.            6330 Quadrangle Drive
                                                          Chapel Hill, North Carolina 27514
----------------------------------------------------------------------------------------------

Custodian
                Fifth Third Bank                          38 Fountain Square Plaza
                                                          Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company    P.O. Box 8609
                                                          Boston, Massachusetts 02266-8609
----------------------------------------------------------------------------------------------

Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
----------------------------------------------------------------------------------------------






                            111 Corcoran Equity Fund
                     (A Portfolio of the 111 Corcoran Funds)

                     Statement of Additional Information












        This Statement of Additional Information should be read with the prospectus) of 111 Corcoran Equity Fund (the "Fund"), a portfolio of 111 Corcoran Funds (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-386-3111.

        Federated Investors Tower
        Pittsburgh, Pennsylvania 15222-3779

                                              Statement dated July 31, 1997
[GRAPHIC OMITTED]

        Cusip 682365309
        005902 (07/97)

                                        I
Table of Contents

General Information About the Fund                         1

Investment Objective and Policies                          1
------------------------------------------------------------
   Types of Investments                                    1
   Portfolio Turnover                                      5
   Investment Limitations                                  5

111 Corcoran Funds Management                              7
------------------------------------------------------------
   Fund Ownership                                          11
   Trustees' Compensation                                  12
   Trustee Liability                                       12

Investment Advisory Services                               13
-------------------------------------------------------------
   Adviser to the Fund                                     13
   Advisory Fees                                           13
   Sub-Adviser to the Fund                                 13
   Sub-Advisory Fees                                       13

Brokerage Transactions                                     13

Other Services                                             14
-------------------------------------------------------------
   Trust Administration                                    14
   Custodian and Portfolio Accountant                      14
   Transfer Agent                                          14
   Independent Public Accountants                          14

Purchasing Shares                                          14
   Distribution and Shareholder Services Plans             14



Determining Net Asset Value                                14
   Determining Market Value of Securities                  15

Exchange Privilege                                         15

Redeeming Shares                                           15
   Redemption in Kind                                      15

Massachusetts Partnership Law                              16

Tax Status                                                 16
-------------------------------------------------------------
   The Fund's Tax Status                                   16
   Shareholders' Tax Status                                16

Total Return                                               16

Yield                                                      17

Performance Comparisons                                    17

Appendix                                                   19

General Information About the Fund
The Fund is a portfolio in the 111 Corcoran Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991.

Investment Objective and Policies
The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Types of Investments

The Fund invests principally in a professionally-managed and diversified portfolio of dividend paying common stocks. Although the Fund may invest in other securities and in money market instruments, it is the Fund's policy, under normal market conditions, to invest at least 65% of its assets in equity securities. The securities in which the Fund may invest include foreign securities, as described in the prospectus.

     Convertible Securities

         When owned as part of a unit along with warrants, which are options to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants

         Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no right with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may end to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Futures and Options Transactions

         As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge its portfolio by buying and selling financial futures contracts and stock index futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income.

         The Fund will maintain its positions in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally-recognized exchange which provides a secondary market for options of the same series.

         In addition to purchasing put options and writing call options as described in the prospectus, the Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.

         The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

         The Fund may also write call options and purchase put options on financial futures and stock index futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value.

     Futures Contracts

         A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration.

     Put Options on Financial Futures Contracts

         The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price or the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         The Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, the Fund will disclose to all prospective investors, the limitations on its futures and option transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

     Restricted and Illiquid Securities

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non- exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Fund, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

     When-Issued and Delayed Delivery Transactions

         These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     Repurchase Agreements

         The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements

         The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

     Lending of Portfolio Securities

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Portfolio Turnover

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years ended May 31, 1997 and 1996, the portfolio turnover rates for the Fund were 55%, and 69%, respectively.

Investment Limitations

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives].

     Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

     Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and
         (ii) initial or variation margin for futures contracts.

     Investing in Real Estate

         The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Investing in Commodities

         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

     Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

     Diversification of Investments

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

     Concentration of Investments

         The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

     Lending Cash or Securities

         The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, variable rate demand notes, bonds debentures, notes, certificates of indebtedness, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations become effective.

     Investing in Illiquid Securities

         The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

     Purchasing Securities to Exercise Control

         The Fund will not purchase securities of a company for purpose of exercising control or management.

     Writing Covered Call Options

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Investing in Securities of Other Investment Companies

         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

111 Corcoran Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with 111 Corcoran Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation;  Senior Vice-President,  John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

     @ Member  of the  Executive  Committee.  The
Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of July 7, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Central Carolina Bank & Trust Company, Durham, North Carolina, owned approximately 9,451,022 shares (97.70%).

Trustees' Compensation


                                           AGGREGATE
NAME ,                                   COMPENSATION
POSITION WITH                                FROM
TRUST                                       TRUST*#

John F. Donahue                     $0
Chairman and Trustee

Thomas G. Bigley                    $382
Trustee

John T. Conroy, Jr.                         $421
Trustee

William J. Copeland                         $421
Trustee

James E. Dowd                               $421
Trustee

Lawrence D. Ellis, M.D.                     $382
Trustee

Edward L. Flaherty, Jr.                     $421
Trustee

Edward C. Gonzales                          $0
Trustee

Peter E. Madden                     $382
Trustee

Gregor F. Meyer                     $382
Trustee

John E. Murray, Jr.                         $382
Trustee

Wesley W. Posvar                    $382
Trustee

Marjorie P. Smuts                   $382
Trustee

*  Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of 3 portfolios.

Trustee Liability

The 111 Corcoran Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
Adviser to the Fund

The Fund's investment adviser is Central Carolina Bank (the "Adviser"). The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by Central Carolina Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Central Carolina Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and for the period from December 5, 1994 (date of initial public investment) to May 31, 1995, the Adviser earned advisory fees of $913,689, $231,522, and $36,380, respectively, of which, $166,477, $54,476, and $36,380, respectively, were voluntarily waived.

Sub-Adviser to the Fund

The Fund's sub-adviser is Franklin Street Advisors, Inc. (the "Sub- Adviser"). The Sub-Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Because of internal controls maintained by the Sub-Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Sub-Adviser's or its affiliates' lending relationships with an issuer.

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub- advisory fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and for the period from December 5, 1994 (date of initial public investment) to May 31, 1995, the Sub-Adviser earned sub-advisory fees of $747,211, $177,046, and $27,820, respectively, of which $0, $0, and $27,820, respectively, were voluntarily waived.

Brokerage Transactions
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996, and for the period from December 5, 1994 (date of initial public investment) to May 31, 1995, the Fund paid total brokerage commissions of $205,818, $48,500, and $29,480, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services
Trust Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996, and for the period from December 5, 1994 (date of initial public investment) to May 31, 1995, administrator fees were incurred on behalf of the Fund of $160,784, $50,000, and $24,247, respectively, of which $9,702, $0, and $24,247, respectively, were voluntarily waived.

Custodian and Portfolio Accountant

Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its subsidiary and registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal years ended May 31, 1997, 1996, and for the period from December 5, 1994 ( date of initial public investment) to May 31, 1995, no payments were made pursuant to the Distribution Plan and the Shareholder Services Plans.

Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on Good Friday and on certain federal holidays.

Determining Market Value of Securities

Market values of the Fund's portfolio securities are determined as follows:

   o according to the last sale price on a national securities exchange, if available;

   o in the absence of recorded sales for bonds and other fixed-income securities, as determined by an independent pricing service;

   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

   o  at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices.

Pricing services may consider:

   o  yield;

   o  quality;

   o  coupon rate;

   o  maturity;

   o  type of issue;

   o  trading characteristics; and

   o  other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices.

Exchange Privilege
Shareholders using the exchange privilege must exchange shares having a new asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

     Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of 111 Corcoran Funds on behalf of the Fund. To protect shareholders of the Fund, 111 Corcoran Funds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of 111 Corcoran Funds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument 111 Corcoran Funds or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for 111 Corcoran Funds' obligations on behalf of the Fund, 111 Corcoran Funds is required to use its property to protect or compensate the shareholder. On request, 111 Corcoran Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of 111 Corcoran Funds on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if 111 Corcoran Funds cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.

Tax Status
The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   o derive less than 30% of its gross income from the sale of securities held less than three months;

   o  invest in securities within certain statutory limits; and

   o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.

     Capital Gains

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

Total Return
The Fund's average annual total return for the fiscal year ended May 31, 1997, and for the period from December 5, 1994 (date of initial public investment) to May 31, 1997, were 22.48% and 25.30%, respectively. The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield
The Fund's yield for the thirty-day period ended May 31, 1997 was 0.49%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons
The Fund's performance depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks, which is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.

   o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.



Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix
Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rate "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.

The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category, Plus and minus signs, however, are not used in the "AAA" category.

Standard & Poor's Ratings Group Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc., Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Service, Inc., Short-Term Debt Ratings

F-1+ --Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.





                                       111
                                    CORCORAN
                                      FUNDS



                                  111 CORCORAN
                                   EQUITY FUND


                                   PROSPECTUS

                           A DIVERSIFIED PORTFOLIO OF
                        111 CORCORAN FUNDS, AN OPEN-END,
                          MANAGEMENT INVESTMENT COMPANY

                                  JULY 31, 1997

FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND.

CUSIP 682365101
2041605A (7/97)                           [RECYCLED PAPER LOGO]


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
(A PORTFOLIO OF THE 111 CORCORAN FUNDS)
PROSPECTUS

The shares of 111 Corcoran North Carolina Municipal Securities Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio in the 111 Corcoran Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax. The Fund pursues this objective by investing primarily in a portfolio of North Carolina municipal securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY CENTRAL CAROLINA BANK AND TRUST COMPANY OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-386-3111. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated July 31, 1997



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Acceptable Investments                                                       4


  Investment Limitations                                                       9



THE 111 CORCORAN FUNDS INFORMATION                                             9

------------------------------------------------------


  Management of the 111 Corcoran Funds                                         9


  Distribution of Fund Shares                                                 10


  Administration of the Fund                                                  10



NET ASSET VALUE                                                               11

------------------------------------------------------


INVESTING IN THE FUND                                                         11

------------------------------------------------------


  Share Purchases                                                             11


  Minimum Investment Required                                                 11


  What Shares Cost                                                            12


  Purchases at Net Asset Value                                                12


  Sales Charge Reallowance                                                    12


  Reducing the Sales Charge                                                   13


  Systematic Investment Program                                               14


  Certificates and Confirmations                                              14


  Dividends                                                                   14


  Capital Gains                                                               14



EXCHANGE PRIVILEGE                                                            14

------------------------------------------------------


REDEEMING SHARES                                                              16

------------------------------------------------------


  Systematic Withdrawal Program                                               17


  Accounts with Low Balances                                                  17


  Redemption in Kind                                                          17



SHAREHOLDER INFORMATION                                                       18

------------------------------------------------------


  Voting Rights                                                               18



EFFECT OF BANKING LAWS                                                        18

------------------------------------------------------


TAX INFORMATION                                                               19

------------------------------------------------------


  Federal Income Tax                                                          19


  North Carolina Taxes                                                        20


  Other State and Local Taxes                                                 20



PERFORMANCE INFORMATION                                                       20

------------------------------------------------------


FINANCIAL STATEMENTS                                                          21

------------------------------------------------------


REPORT OF INDEPENDENT


  PUBLIC ACCOUNTANTS                                                          32

------------------------------------------------------


ADDRESSES                                                      Inside Back Cover

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...............................................    4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................     None
Exchange Fee........................................................................     None

                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.00%
12b-1 Fees..........................................................................     None
Total Other Expenses................................................................    0.52%
     Total Fund Operating Expenses (after waiver)(2)................................    0.52%



(1) The management fee has been reduced to reflect a voluntary waiver by the adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) The Total Fund Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending May 31, 1998, and are expected to be 1.27% absent the voluntary waiver described above in note 1. The Total Fund Operating Expenses for the fiscal year ended May 31, 1997, were 0.63% and would have been 1.38% absent the voluntary waiver of a portion of the management fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "The 111 Corcoran Funds Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                        EXAMPLE                         1 year  3 years  5 years 10 years
------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3)
payment of the maximum sales charge. As noted in the
table above, the Fund charges no redemption fees....... $    50 $    61 $    73  $   107



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants, on page 32.



                                                                  YEAR ENDED MAY 31,
                                             -------------------------------------------------------------
                                              1997         1996         1995         1994         1993(A)
                                             -------      -------      -------      -------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.34      $ 10.44      $ 10.17      $ 10.36       $ 10.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.49         0.49         0.48         0.47          0.37
------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                0.23        (0.10)        0.27        (0.18)         0.36
------------------------------------------   -------      -------      -------      -------       -------
  Total from investment operations              0.72         0.39         0.75         0.29          0.73
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.49)       (0.49)       (0.48)       (0.47)        (0.37)
------------------------------------------
  Distributions from net realized gain on
  investments                                     --           --           --        (0.01)           --
------------------------------------------   -------      -------      -------      -------       -------
  Total distributions                          (0.49)       (0.49)       (0.48)       (0.48)        (0.37)
------------------------------------------   -------      -------      -------      -------       -------
NET ASSET VALUE, END OF PERIOD               $ 10.57      $ 10.34      $ 10.44      $ 10.17       $ 10.36
------------------------------------------   -------      -------      -------      -------       -------
TOTAL RETURN (B)                                7.13%        3.72%        7.71%        2.68%         7.37%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.63%        0.52%        0.57%        0.69%         0.70%*
------------------------------------------
  Net investment income                         4.60%        4.73%        4.82%        4.42%         4.51%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.75%        0.75%        0.75%        0.75%         0.99%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)    $35,892      $36,872      $39,803      $45,864        $28,152
------------------------------------------
  Portfolio turnover                              30%          61%          47%          24%           17%
------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The 111 Corcoran Funds was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991. The Declaration of Trust permits the 111 Corcoran Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the 111 Corcoran Funds' North Carolina municipal securities portfolio, known as 111 Corcoran North Carolina Municipal Securities Fund. The Fund is for trust clients of Central Carolina Bank and Trust Company ("Central Carolina Bank") and its affiliates and individual investors who desire a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in North Carolina municipal securities. Central Carolina Bank is the investment adviser to the Fund. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for retirement plans since it intends to invest primarily in North Carolina municipal securities which are tax-exempt.

Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Interest income of the Fund that is exempt from federal regular income tax and North Carolina state income tax described above retains its tax-exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than North Carolina.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of municipal securities exempt from North Carolina state income taxes and/or federal regular income tax. The average maturity of the Fund is 5 to 15 years. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular income tax or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular income tax. In addition, the Fund will invest its assets so that, under normal circumstances, at least 65% of the value of its total assets will be invested in North Carolina municipal securities which are exempt from federal regular income tax and North Carolina state income tax.

ACCEPTABLE INVESTMENTS

MUNICIPAL SECURITIES. The North Carolina municipal securities in which the Fund invests are obligations, including industrial development bonds, issued on behalf of the state of North Carolina and its political subdivisions.

In addition, the Fund may invest in obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from the personal income tax imposed by the state of North Carolina and/or federal regular income tax. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

CHARACTERISTICS. The municipal securities which the Fund buys are subject to the following quality standards:

     - rated A or above by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). A description of the rating categories is contained in the Appendix to the Statement of Additional Information; insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;

     - guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

     - fully collateralized by an escrow of U.S. government securities; or

     -unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's adviser.

If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, the Fund will attempt to obtain comparable ratings as substitute standards in accordance with the investment policies of the Fund.

PARTICIPATION INTERESTS. The Fund may purchase participation interests in municipal securities from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal and state tax. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.


VARIABLE RATE MUNICIPAL SECURITIES. Some of the North Carolina municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the nationally recognized statistical rating organizations and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expense.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The Fund will limit investments in illiquid securities, including certain restricted securities or municipal leases not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options, to 15% of its net assets.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of longterm debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

     RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular income tax. In addition, the Fund will invest its assets so that, under normal circumstances, at least 65% of the value of its total assets will be invested in North Carolina municipal securities which are exempt from federal regular income tax and North Carolina state income tax. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to North Carolina state income tax.


NORTH CAROLINA MUNICIPAL BONDS. North Carolina municipal bonds are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. North Carolina municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

INVESTMENT RISKS. Yields on North Carolina municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of North Carolina or its municipalities could impact the Fund's portfolio. The Fund's concentration in securities issued by the state of North Carolina and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. North Carolina's dependence on agriculture, manufacturing and tourism leaves it vulnerable to both the business cycle and longterm national economic trends. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of North Carolina municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in North Carolina municipal securities which meet the Fund's quality standards may not be possible if the state of North Carolina or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of North Carolina municipal securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

NON-DIVERSIFICATION. The Fund is a non-diversified portfolio of an investment company. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety.


The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of the Fund's total assets shall not exceed 50% of the value of its total assets.

In addition, not more than 25% of its total assets will be invested in the securities of any one issuer, except government securities or securities of regulated investment companies.

INVESTMENT LIMITATIONS

The Fund will not:

     -borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

THE 111 CORCORAN FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE 111 CORCORAN FUNDS

BOARD OF TRUSTEES. The 111 Corcoran Funds are managed by a Board of Trustees. The Board of Trustees is responsible for managing the business affairs of the 111 Corcoran Funds and for exercising all of the powers of the 111 Corcoran Funds except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the 111 Corcoran Funds, investment decisions for the Fund are made by Central Carolina Bank and Trust Company (the "Bank"), the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's adviser is entitled to receive an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver, in whole or in part, of the investment advisory fee or the reimbursement of expenses by the adviser from time to time. The adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion.


     Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Bank may engage, for its own account or for other accounts managed by the Bank, in other transactions involving North Carolina municipal securities which may have adverse effects on the market for securities in the Fund's portfolio.


     ADVISER'S BACKGROUND. The Bank was founded in 1903 as Durham Bank and Trust Company. The Bank was created from Durham Bank and Trust Company on September 30, 1961. The Bank is the lead bank within CCB Financial Corporation, which is a multibank holding company that includes a commercial bank subsidiary with offices also in North Carolina. CCB Financial Corp. was incorporated in North Carolina in November 1982. The principal executive offices of the Bank are located at 111 Corcoran Street, Durham, North Carolina 27702. The activities of the Bank encompass a full range of commercial banking services, including trust services.


     The Bank has managed commingled funds since 1953. As of June 30, 1997, the Trust Division managed assets in excess of $1.3 billion. The Trust Division manages two commingled funds with assets of approximately $175 million. The Bank has managed the 111 Corcoran Funds since their inception in July, 1992. As of June 30, 1997, total assets in the 111 Corcoran Funds were $150 million.


     As part of their regular banking operations, CCB may make loans to cities, counties and other public enterprises. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of CCB. The lending relationship will not be a factor in the selection of securities.

     James S. Agnew has been the Fund's portfolio manager since the Fund's inception in July, 1992. Mr. Agnew joined the Bank in 1969 and has, for more than the past six years, been Vice President and Senior Trust Officer of the Bank, responsible for managing approximately $250 million in fixed income assets. Mr. Agnew received a B.A. and M.S. in Industrial Management from Georgia Institute of Technology and an L.L.B. from Woodrow Wilson Law College.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Services Company provides these at an annual rate as specified below:


       MAXIMUM                   AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE              NET ASSETS OF THE TRUST
---------------------     -------------------------------------
       0.150%                   on the first $250 million
       0.125%                   on the next $250 million
       0.100%                   on the next $250 million
       0.075%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.


INVESTING IN THE FUND

--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased through Central Carolina Bank or through brokers or dealers which have a sales agreement with the distributor. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH CENTRAL CAROLINA BANK. An investor may call Central Carolina Bank to place an order to purchase shares of the Fund. (Call toll-free 1-800-386-3111.) Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-3573. Orders through Central Carolina Bank are considered received when the Fund is notified of the purchase order. Purchase orders must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment is normally required in three business days. It is the responsibility of Central Carolina Bank to transmit orders promptly to the Fund.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/ dealers must be received by the broker/dealer and transmitted by the broker/dealer to Central Carolina Bank before 3:00 p.m. (Eastern time) and then transmitted by Central Carolina Bank to the Fund by 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.


WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                           SALES CHARGE AS A        SALES CHARGE AS A
                                             PERCENTAGE OF          PERCENTAGE OF NET
           AMOUNT OF TRANSACTION         PUBLIC OFFERING PRICE       AMOUNT INVESTED
     ---------------------------------   ----------------------     ------------------
     Less than $100,000                           4.50%                    4.71%
     $100,000 but less than $250,000              3.75%                    3.90%
     $250,000 but less than $500,000              2.50%                    2.56%
     $500,000 but less than $750,000              2.00%                    2.04%
     $750,000 but less than $1 million            1.00%                    1.01%
     $1 million but less than $2
       million                                    0.25%                    0.25%
     $2 million or more                           0.00%                    0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased at net asset value, without a sales charge, by the Trust Division of Central Carolina Bank for accounts in which the Trust Division holds or manages assets, by trust companies, trust departments of other financial institutions, and by banks and savings associations for their own accounts. Trustees, emeritus trustees, employees and retired employees of the Trust, CCB Financial Corp., Central Carolina Bank, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21, may also buy shares at net asset value, without a sales charge.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. For shares sold with a sales charge, Central Carolina Bank will receive 85% of the applicable sales charge for purchases of Fund shares made directly through Central Carolina Bank.

The sales charge for shares sold other than through Central Carolina Bank or registered broker/dealers will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The shares held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Central Carolina Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.


SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at Central Carolina Bank and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through Central Carolina Bank or through the distributor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared daily and are paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting Central Carolina Bank, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment date's net asset value without a sales charge.

CAPITAL GAINS

Distributions of net long-term capital gains realized by the Fund will be made at least annually.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


All shareholders of the Fund are shareholders of the 111 Corcoran Funds, which consists of the Fund, 111 Corcoran Bond Fund, and 111 Corcoran Equity Fund. Shareholders of the Fund have access to 111 Corcoran Bond Fund and 111 Corcoran Equity Fund through an exchange program. In addition, shares of the Fund may be exchanged for shares of certain funds for which affiliates of Federated Investors serve as investment adviser and which are distributed by Federated Securities Corp., a subsidiary of Federated Investors ("Federated Funds"). Shareholders have access to the following Federated Funds:


     - Liberty U.S. Government Money Market Trust--a U.S. government money market fund; and

     - Federated American Leaders Fund, Inc.--a high-quality equity fund.

Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.


Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Exchanges are made at net asset value plus the difference between the Fund's sales charge already paid and any applicable sales charge on shares of the fund to be acquired in the exchange.

Upon receipt by Federated Shareholder Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares by Mail.")

Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Central Carolina Bank representative or an authorized broker.


EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Central Carolina Bank representative by calling 1-800-386-3111. In addition, investors may exchange shares by calling their authorized broker directly.


An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Central Carolina Bank representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Central Carolina Bank or an authorized broker and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Central Carolina Bank representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.


WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: 111 Corcoran Funds, 111 Corcoran Street, P.O. Box 931, Durham, North Carolina 27702. In



addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Central Carolina Bank representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Central Carolina Bank or directly to the Fund.


BY TELEPHONE. A shareholder may redeem shares of the Fund by calling Central Carolina Bank (call toll-free 1-800-386-3111) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Central Carolina Bank. Redemption requests through Central Carolina Bank must be received by Central Carolina Bank before 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Central Carolina Bank is responsible for promptly submitting redemption requests and providing proper redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


BY MAIL. Any shareholder may redeem Fund shares by sending a written request to Central Carolina Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call Central Carolina Bank for assistance in redeeming by mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


     -a trust company or commercial bank whose deposits are insured by the Bank
      Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     -a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     -any other "eligible guarantor institution," as defined in the Securities
      Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


REDEMPTION IN KIND


The Trust is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the 111 Corcoran Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As of July 7, 1997, Central Carolina Bank, acting in various capacities for numerous accounts, was the owner of record of 2,862,943 shares (84.29%) of the Fund.


As a Massachusetts business trust, the 111 Corcoran Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the 111 Corcoran Funds' or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the 111 Corcoran Funds.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Central Carolina Bank is subject to such banking laws and regulations.


Central Carolina Bank believes that it may perform the services for the Fund contemplated by its advisory agreement with the 111 Corcoran Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Central Carolina Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Central Carolina Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Central Carolina Bank is found) as a result of any of these occurrences.



TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal regular income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other portfolios of 111 Corcoran Funds will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the individual alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by the Fund.

Dividends of the Fund representing net interest income earned on some temporary investments, income earned on options transactions, and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

NORTH CAROLINA TAXES

North Carolina residents and North Carolina corporations are not required to pay North Carolina income tax on any dividends received from the Fund that represent interest on obligations issued by North Carolina and political subdivisions thereof or upon the obligations of the United States or its possessions. Dividends received from the Fund by such shareholders must be included in North

Carolina taxable income to the extent that such dividends represent interest on obligations of states other than North Carolina and their political subdivisions. The Fund will annually furnish to its shareholders a statement supporting the proper allocation.

OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from state income taxes in states other than North Carolina or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------


PRINCIPAL                                                                      CREDIT
  AMOUNT                                                                      RATING*       VALUE
----------        ---------------------------------------------------------   --------   -----------
MUNICIPAL SECURITIES--96.3%
---------------------------------------------------------------------------
                  NORTH CAROLINA--94.8%
                  ---------------------------------------------------------
$  550,000        Alamance County, NC, 4.90% GO UT Bonds, 4/1/2010              AA-      $   531,701
                  ---------------------------------------------------------
   250,000        Alamance County, NC, 5.90% GO UT, 5/1/2006                    AA-          265,587
                  ---------------------------------------------------------
   500,000        Cabarrus County, NC, 4.80% GO UT Bonds, (FGIC
                  INS)/(Original Issue Yield: 4.85%), 3/1/2009                  AAA          481,645
                  ---------------------------------------------------------
   865,000        Cabarrus County, NC, 4.80% GO UT Refunding Bonds, (FGIC
                  INS), 3/1/2010                                                AAA          824,362
                  ---------------------------------------------------------
   250,000        Catawba County, NC, 5.70% GO UT Bonds, 6/1/2003               AA-          263,145
                  ---------------------------------------------------------
   500,000        Catawba County, NC, 5.75% GO UT Bonds, 6/1/2007               AA-          530,435
                  ---------------------------------------------------------
   500,000        Catawba County, NC, 5.85% Hospital Refunding Revenue
                  Bond, (Catawba Memorial Hospital)/(AMBAC INS)/(Original
                  Issue Yield: 5.90%), 10/1/2004                                AAA          532,550
                  ---------------------------------------------------------
   500,000        Catawba County, NC, 5.95% Hospital Refunding Revenue
                  Bonds, (Catawba Memorial Hospital)/(AMBAC INS)/(Original
                  Issue Yield: 6.00%), 10/1/2005                                AAA          533,660
                  ---------------------------------------------------------
   500,000        Charlotte, NC, 5.30% GO UT Bonds, 4/1/2008                    AAA          514,715
                  ---------------------------------------------------------
   500,000        Charlotte, NC, 6.50% GO UT Bonds, (United States Treasury
                  PRF), 2/1/2008 (@102)                                         AAA          542,200
                  ---------------------------------------------------------
   750,000        Charlotte, NC, 5.30% GO UT Public Improvement Bonds,
                  4/1/2008                                                      AAA          772,072
                  ---------------------------------------------------------
   500,000        Charlotte, NC, 5.50% GO UT Refunding Bonds (Series A),
                  7/1/2004                                                      AAA          522,180
                  ---------------------------------------------------------
   500,000        Chatham County, NC, 5.40% GO UT Bonds, 4/1/2007                A+          520,260
                  ---------------------------------------------------------
   500,000        Chatham County, NC, 5.40% GO UT Bonds, 4/1/2010                A+          509,480
                  ---------------------------------------------------------
 1,000,000        Craven County, NC, 5.50% GO UT Bonds, (MBIA INS),
                  6/1/2010                                                      AAA        1,031,440
                  ---------------------------------------------------------
   600,000        Cumberland County, NC, 5.80% GO UT Bonds, (MBIA INS),
                  2/1/2007                                                      AAA          635,064
                  ---------------------------------------------------------



111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------


PRINCIPAL                                                                      CREDIT
  AMOUNT                                                                      RATING*       VALUE
----------        ---------------------------------------------------------   --------   -----------
                  NORTH CAROLINA--CONTINUED
                  ---------------------------------------------------------
$  470,000        Duplin County, NC, 5.30% GO UT Hospital Bonds, (MBIA
                  INS)/(Original Issue Yield: 5.40%), 4/1/2007                  AAA      $   485,430
                  ---------------------------------------------------------
   500,000        Durham & Wake Counties Special Airport District, NC,
                  5.75% GO UT Refunding Bonds, (Original Issue Yield:
                  5.80%), 4/1/2002                                              AAA          526,080
                  ---------------------------------------------------------
   250,000        Fayetteville, NC, Public Works Commission, 5.90% Revenue
                  Bonds (Series B), (FSA LOC)/(Original Issue Yield:
                  6.00%), 3/1/2007                                              AAA          264,573
                  ---------------------------------------------------------
 1,250,000        Forsyth County, NC, 5.70% Public Improvement GO UT,
                  8/1/2010                                                      AAA        1,299,575
                  ---------------------------------------------------------
   500,000        Forsyth County, NC, 5.60% Public Improvement GO UT Bonds,
                  8/1/2009                                                      AAA          519,485
                  ---------------------------------------------------------
   500,000        Gastonia, NC, 5.50% GO UT, (MBIA INS)/(Original Issue
                  Yield: 5.55%), 5/1/2013                                       AAA          509,830
                  ---------------------------------------------------------
   500,000        Greensboro, NC, 6.30% Public Improvement GO UT Bonds,
                  (Original Issue Yield: 6.50%), 3/1/2012                       AAA          544,265
                  ---------------------------------------------------------
   500,000        Guilford County, NC, 5.30% GO UT Bonds, (Original Issue
                  Yield: 5.40%), 5/1/2010                                       AA+          507,035
                  ---------------------------------------------------------
   500,000        Guilford County, NC, 5.30% GO UT Bonds, 5/1/2009              AA+          510,305
                  ---------------------------------------------------------
 1,000,000        Guilford County, NC, 5.40% GO UT Bonds, (Original Issue
                  Yield: 5.55%), 4/1/2009                                       AA+        1,028,040
                  ---------------------------------------------------------
   500,000        Iredell County, NC, 5.50% Certificates of Participation,
                  (FGIC INS)/(Original Issue Yield: 5.60%), 6/1/2001            AAA          517,480
                  ---------------------------------------------------------
   350,000        Iredell County, NC, 6.125% Certificates of Participation,
                  (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007            AAA          373,751
                  ---------------------------------------------------------
   500,000        Mecklenburg County, NC, 5.90% GO UT Refunding Bonds,
                  (Original Issue Yield: 6.05%), 3/1/2004                       AAA          529,150
                  ---------------------------------------------------------
   350,000        Mecklenburg County, NC, 5.50% Public Improvement GO UT,
                  (Original Issue Yield: 5.60%), 4/1/2011                       AAA          359,720
                  ---------------------------------------------------------
   500,000        Mooresville, NC, Grade School District Facilities Corp.,
                  6.30% Certificates of Participation, (AMBAC
                  INS)/(Original Issue Yield: 6.348%), 10/1/2009                AAA          538,610
                  ---------------------------------------------------------



111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                      CREDIT
  AMOUNT                                                                      RATING*       VALUE
----------        ---------------------------------------------------------   --------   -----------
                  NORTH CAROLINA--CONTINUED
                  ---------------------------------------------------------
$  500,000        Morganton, NC, 5.60% Water & Sewer GO UT Revenue Bonds,
                  (FGIC INS), 6/1/2007                                          AAA      $   527,525
                  ---------------------------------------------------------
   500,000        Morganton, NC, 5.70% Water & Sewer GO UT Revenue Bonds,
                  (FGIC INS)/(Original Issue Yield: 5.80%), 6/1/2012            AAA          520,920
                  ---------------------------------------------------------
   500,000        Morganton, NC, 5.60% Water & Sewer GO UT Revenue Bonds,
                  6/1/2008                                                      AAA          525,825
                  ---------------------------------------------------------
 1,000,000        New Hanover County, NC, (Project R-5) 5.40% GO UT Bonds,
                  (Original Issue Yield: 5.45%), 3/1/2009                        A+        1,026,640
                  ---------------------------------------------------------
   500,000        New Hanover County, NC, 5.50% GO UT Bonds, (Original
                  Issue Yield: 5.70%), 3/1/2012                                  A+          509,845
                  ---------------------------------------------------------
   200,000        North Carolina Medical Care Commission Hospital, 5.95%
                  Revenue Bonds, (Presbyterian Health Services Corp)
                  /(Original Issue Yield: 6.00%), 10/1/2007                      AA          211,006
                  ---------------------------------------------------------
   500,000        North Carolina Medical Care Commission Hospital, 6.25%
                  Revenue Refunding Bonds, (Rex Hospital)/(Original Issue
                  Yield: 6.33%), 6/1/2017                                        A+          523,190
                  ---------------------------------------------------------
 1,750,000        North Carolina Municipal Power Agency No. 1, 10.50%
                  Revenue Bonds, (Catawba Electric)/(United States Treasury
                  COL), 1/1/2010                                                AAA        2,416,523
                  ---------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, 5.25%
                  Revenue Refunding Bonds, (Catawba Electric)/(AMBAC
                  INS)/(Original Issue Yield: 5.55%), 1/1/2008                  AAA          510,775
                  ---------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, 5.75%
                  Revenue Refunding Bonds, (Catawba Electric)/(AMBAC
                  INS)/(Original Issue Yield: 5.80%), 1/1/2002                  AAA          522,775
                  ---------------------------------------------------------
   535,000        North Carolina State, 6.20% GO UT Bonds (Series A),
                  (United States Treasury PRF)/(Original Issue Yield:
                  6.40%), 3/1/2009 (@102)                                       AAA          580,106
                  ---------------------------------------------------------
   500,000        North Carolina State, 5.00% GO UT, 6/1/2004                   AAA          509,310
                  ---------------------------------------------------------
 1,000,000        North Carolina State, 5.10% GO UT, 3/1/2002                   AAA        1,023,840
                  ---------------------------------------------------------
   250,000        Pitt County, NC, 6.05% Certificate of Participation,
                  (FGIC INS), 4/1/1998                                          AAA          254,735
                  ---------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------


PRINCIPAL                                                                      CREDIT
  AMOUNT                                                                      RATING*       VALUE
----------        ---------------------------------------------------------   --------   -----------
                  NORTH CAROLINA--CONTINUED
                  ---------------------------------------------------------
$  500,000        Randolph County, NC, 6.20% GO UT Bonds, 5/1/2005               A+      $   536,835
                  ---------------------------------------------------------
   500,000        Rowan County, NC, 5.60% GO UT Bonds, (FGIC INS), 5/1/2011     AAA          516,855
                  ---------------------------------------------------------
   500,000        Rowan County, NC, 5.60% GO UT Bonds, (MBIA INS), 4/1/2009     AAA          521,745
                  ---------------------------------------------------------
   500,000        Union County, NC, 5.80% GO UT School Bonds, 3/1/2006           A+          527,980
                  ---------------------------------------------------------
   600,000        Wake County, NC Industrial Facilities & PCFA, 6.90%
                  Revenue Bonds, (Carolina Power & Light Co.), 4/1/2009          A           642,732
                  ---------------------------------------------------------
 1,000,000        Wake County, NC, 4.80% Public Improvement Bonds GO UT,
                  2/1/2010                                                      AAA          959,470
                  ---------------------------------------------------------
   500,000        Wilmington, NC, 6.30% Water & Sewer GO UT Bonds, 3/1/2005      A+          537,985
                  ---------------------------------------------------------
   500,000        Wilmington, NC, 4.80% GO UT Refunding Bonds, 3/1/2008          A+          489,650
                  ---------------------------------------------------------
 1,000,000        Winston-Salem, NC Water & Sewer System, 6.25% Bonds,
                  (Original Issue Yield: 6.299%), 6/1/2005                      AA+        1,080,750
                  ---------------------------------------------------------
   500,000        Winston-Salem, NC, 5.40% GO UT Bonds, (Original Issue
                  Yield: 5.30%), 6/1/2009                                       AAA          514,200
                  ---------------------------------------------------------
   500,000        Winston-Salem, NC, 5.40% GO UT Bonds, (Original Issue
                  Yield: 5.50%), 6/1/2011                                       AAA          508,810
                  ---------------------------------------------------------              -----------
                  TOTAL                                                                   34,023,852
                  ---------------------------------------------------------              -----------
                  PUERTO RICO--1.5%
                  ---------------------------------------------------------
   500,000        Puerto Rico Electric Power Authority, 5.75% Refunding
                  Revenue Bonds (Series V), (FSA INS)/(Original Issue
                  Yield: 6.00%), 7/1/2007                                       AAA          524,420
                  ---------------------------------------------------------              -----------
                  TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $33,671,661)                34,548,272
                  ---------------------------------------------------------              -----------



111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------


                                                                              CREDIT
  SHARES                                                                     RATING*       VALUE
----------        --------------------------------------------------------   --------   ------------
MUTUAL FUND SHARES--2.5%
--------------------------------------------------------------------------
     5,000        North Carolina Daily Municipal Fund                                   $      5,000
                  --------------------------------------------------------
   902,625        PNC Funds North Carolina Municipal Money Market Fund                       902,625
                  --------------------------------------------------------              ------------
                  TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                              907,625
                  --------------------------------------------------------              ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $34,579,286)(A)                    $ 35,455,897
                  --------------------------------------------------------              ------------



(a) The cost of investments for federal tax purposes amounts to $34,579,286. The net unrealized appreciation of investments on a federal tax basis amounts to $876,611 which is comprised of $926,301 appreciation and $49,690 depreciation at May 31, 1997. Represents a delayed delivery security.


  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($35,891,607) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation COL -- Collateralized
FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance
GO -- General Obligation INS -- Insured LOC -- Letter of Credit MBIA --
Municipal Bond Investors Assurance PCFA -- Pollution Control Finance Authority
PRF -- Prerefunded UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $34,579,286)      $35,455,897
---------------------------------------------------------------------------------
Income receivable                                                                        584,501
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     36,040,398
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                            $  124,911
--------------------------------------------------------------------
Accrued expenses                                                           23,880
--------------------------------------------------------------------   ----------
     Total liabilities                                                                   148,791
---------------------------------------------------------------------------------    -----------
Net Assets for 3,395,875 shares outstanding                                          $35,891,607
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $35,334,897
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               876,611
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (319,901)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $35,891,607
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------
Net Asset Value per share ($35,891,607 / 3,395,875 shares outstanding)                    $10.57
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.57)*                                           $11.07
---------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,910,354
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------
Investment advisory fee                                                 $ 273,979
---------------------------------------------------------------------
Administrative personnel and services fee                                  54,052
---------------------------------------------------------------------
Custodian fees                                                             25,001
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   32,365
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,894
---------------------------------------------------------------------
Auditing fees                                                              13,207
---------------------------------------------------------------------
Legal fees                                                                  3,050
---------------------------------------------------------------------
Portfolio accounting fees                                                  57,757
---------------------------------------------------------------------
Share registration costs                                                   17,318
---------------------------------------------------------------------
Printing and postage                                                        5,074
---------------------------------------------------------------------
Insurance premiums                                                          3,926
---------------------------------------------------------------------
Miscellaneous                                                              13,884
---------------------------------------------------------------------   ---------
     Total expenses                                                       502,507
---------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (273,979)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       228,528
---------------------------------------------------------------------------------    ----------
       Net investment income                                                          1,681,826
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                          8,210
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    816,069
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    824,279
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $2,506,105
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        YEAR ENDED MAY 31,
                                                                    ---------------------------
                                                                       1997            1996
                                                                    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------
Net investment income                                               $ 1,681,826    $  1,765,532
-----------------------------------------------------------------
Net realized gain (loss) on investments ($8,210 net gain and $54,981 net loss, respectively, as computed for federal tax
purposes)                                                                 8,210         452,751
-----------------------------------------------------------------
Net change in unrealized appreciation/depreciation                      816,069        (780,988)
-----------------------------------------------------------------   -----------    ------------
     Change in net assets resulting from operations                   2,506,105       1,437,295
-----------------------------------------------------------------   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------
Distributions from net investment income                             (1,681,826)     (1,766,573)
-----------------------------------------------------------------   -----------    ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------
Proceeds from sale of shares                                          5,209,295       6,836,955
-----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  203,101         255,401
-----------------------------------------------------------------
Cost of shares redeemed                                              (7,217,065)     (9,694,151)
-----------------------------------------------------------------   -----------    ------------
     Change in net assets resulting from share transactions          (1,804,669)     (2,601,795)
-----------------------------------------------------------------   -----------    ------------
          Change in net assets                                         (980,390)     (2,931,073)
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
Beginning of period                                                  36,871,997      39,803,070
-----------------------------------------------------------------   -----------    ------------
End of period                                                       $35,891,607    $ 36,871,997
-----------------------------------------------------------------   -----------    ------------


(See Notes which are an integral part of the Financial Statements)


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

(1) ORGANIZATION

The 111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $319,766, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $264,785 will expire in 2003 and $54,981 will expire in 2004.



111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                          YEAR ENDED MAY 31,
                                                                        -----------------------
                                                                          1997          1996
---------------------------------------------------------------------   --------     ----------
Shares sold                                                              496,835        651,305
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared        19,318         24,282
---------------------------------------------------------------------
Shares redeemed                                                         (687,147)      (923,053)
---------------------------------------------------------------------   --------     ----------
  Net change resulting from share transactions                          (170,994)      (247,466)
---------------------------------------------------------------------   --------     ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $43,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 1, 1992 (the date the Fund became effective). For the period ended May 31, 1997, the Fund paid $13,148 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $10,642,311
-------------------------------------------------------------------------------   -----------
SALES                                                                             $13,139,100
-------------------------------------------------------------------------------   -----------

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1997, 30.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.7% of total investments.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

111 CORCORAN FUNDS (111 Corcoran North Carolina Municipal Securities Fund):


We have audited the accompanying statement of assets and liabilities of 111 Corcoran North Carolina Municipal Securities Fund (an investment portfolio of 111 Corcoran Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 111 Corcoran North Carolina Municipal Securities Fund, an investment portfolio of 111 Corcoran Funds, as of May 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

July 7, 1997



ADDRESSES
--------------------------------------------------------------------------------


                 111 Corcoran North Carolina                  Federated Investors Tower
                 Municipal Securities Fund                    Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------

Distributor
                 Federated Securities Corp.                   Federated Investors Tower
                                                              Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------

Investment Adviser
                 Central Carolina Bank and Trust Company      111 Corcoran Street
                                                              Durham, North Carolina 27702
-------------------------------------------------------------------------------------------------

Custodian
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                 Federated Shareholder Services Company       P.O. Box 8609
                                                              Boston, Massachusetts 02266-8609
-------------------------------------------------------------------------------------------------

Independent Public Accountants
                 Arthur Andersen LLP                          2100 One PPG Place
                                                              Pittsburgh, Pennsylvania 15222
-------------------------------------------------------------------------------------------------





              111 Corcoran North Carolina Municipal Securities Fund
                     (A Portfolio of the 111 Corcoran Funds)

                     Statement of Additional Information












        This Statement of Additional Information should be read with the prospectus of 111 Corcoran Municipal Securities Fund (the "Fund"), a portfolio of 111 Corcoran Funds (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-386-3111.

        Federated Investors Tower
        Pittsburgh, Pennsylvania 15222-3779

                       Statement dated July 31, 1997
[GRAPHIC OMITTED]

        Cusip 682365101
        2041605B (7/97)

                                        I
Table of Contents

General Information About the Fund                         1

Investment Objective and Policies                          1
------------------------------------------------------------
   Portfolio Turnover                                      5
   Investment Limitations                                  5

111 Corcoran Funds Management                              7
------------------------------------------------------------
   Fund Ownership                                          11
   Trustees' Compensation                                  11
   Trustee Liability                                       12

Investment Advisory Services                               12
-------------------------------------------------------------
   Adviser to the Fund                                     12
   Advisory Fees                                           12

Brokerage Transactions                                     12

Other Services                                             13
-------------------------------------------------------------
   Trust Administration                                    13
   Custodian and Portfolio Accountant                      13
   Transfer Agent                                          13
   Independent Public Accountants                          13

Purchasing Shares                                          13
   Additional Purchase Information
      --Payment in Kind                                    13
   Conversion to Federal Funds                             14



Determining Net Asset Value                                14
-------------------------------------------------------------
   Valuing Municipal Bonds                                 14
   Use of Amortized Cost                                   14

Exchange Privilege                                         14

Redeeming Shares                                           14
   Redemption in Kind                                      14

Massachusetts Partnership Law                              15

Tax Status                                                 15
-------------------------------------------------------------
   The Fund's Tax Status                                   15
   Shareholders' Tax Status                                15

Total Return                                               15

Yield                                                      16

Tax-Equivalent Yield                                       16
   Tax-Equivalency Table                                   17

Performance Comparisons                                    18

Appendix                                                   19

General Information About the Fund
The Fund is a portfolio in the 111 Corcoran Funds which was established as a Massachusetts business trust under a Declaration of Trust dated December 11, 1991.

Investment Objective and Policies
The Fund's investment objective is to provide for its shareholders income which is exempt from federal regular income tax and North Carolina state income tax. The objective cannot be changed without approval of shareholders.

     Participation Interests

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Variable Rate Municipal Securities

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal obligations by the issuer of the participation interests, or a guarantor of either issuer.

     Municipal Leases

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income. When determining whether municipal leases purchased by the Fund will be classified as a liquid or illiquid security, the Board of Trustees ("Trustees") has directed the investment adviser to consider certain factors such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security; the number of dealers willing to purchase or sell the security and the number of potential purchases; dealer undertaking to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non appropriation"); any credit enhancement or legal recourse provided upon an event of non appropriation of other termination of the lease; and such other factors as may be relevant to the Fund's ability to dispose of the security.

     When-Issued and Delayed Delivery Transactions

         These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     Temporary Investments

         The Fund may also invest in temporary investments from time to time for defensive purposes. The Fund might invest in temporary investments:

         o  as a reaction to market conditions;

         o while waiting to invest proceeds of sales of shares or portfolio securities, although generally proceeds from sales of shares will be invested in municipal bonds as quickly as possible; or

         o  in anticipation of redemption requests.

     Repurchase Agreements

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

         From time to time, such as when suitable North Carolina municipal securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in North Carolina municipal securities and thereby reduce the Fund's yield.

     Futures and Options Transactions

         The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on portfolio securities.

     Financial Futures Contracts

         A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

         In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     Purchasing Put Options on Financial Futures Contracts

         The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         The Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     Writing Call Options on Financial Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

     Writing Put Options on Financial Futures Contracts

         The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

         As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

         Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     Purchasing Call Options on Financial Futures Contracts

         An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

         Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     Limitation on Open Futures Positions

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

         The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     Purchasing Put and Call Options on Portfolio Securities

         The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

     Writing Covered Put and Call Options on Portfolio Securities

         The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

         The Fund may write covered call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Lending of Portfolio Securities

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted and Illiquid Securities

         The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Fund will not invest more than 15% of the value of its total assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this 15% limitation.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

Portfolio Turnover

         The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended May 31, 1997 and 1996, the portfolio turnover rates for the Fund were 30% and 61%, respectively.

Investment Limitations
     Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

     Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

     Underwriting

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     Investing in Real Estate

         The Fund will not buy or sell real estate including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.

     Investing in Commodities

         The Fund, will not purchase or sell commodities. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

     Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.

     Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

         The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Illiquid Securities

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases determined by the Board of Trustees not to be liquid.

     Writing Covered Call Option and Purchasing Put Options

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

     Investing in Securities of Other Investment Companies

         The Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

111 Corcoran Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with 111 Corcoran Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation;  Senior Vice-President,  John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of July 7, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Central Carolina Bank & Trust Company, Durham, North Carolina, owned approximately 2,862,943 shares (84.29%).

Trustees' Compensation

                                           AGGREGATE
NAME ,                                   COMPENSATION
POSITION WITH                                FROM
TRUST                                       TRUST*#

John F. Donahue                     $0
Chairman and Trustee
Thomas G. Bigley                    $366
Trustee
John T. Conroy, Jr.                         $402
Trustee
William J. Copeland                         $402
Trustee
James E. Dowd                               $402
Trustee
Lawrence D. Ellis, M.D.                     $366
Trustee
Edward L. Flaherty, Jr.                     $402
Trustee
Edward C. Gonzales                          $0
Trustee
Peter E. Madden                     $366
Trustee
Gregor F. Meyer                     $366
Trustee
John E. Murray, Jr.                         $366
Trustee
Wesley W. Posvar                    $366
Trustee
Marjorie P. Smuts                   $366
Trustee
*        Information is furnished for the fiscal year ended May 31, 1997.

#        The aggregate compensation is provided for the Trust which is comprised of 3 portfolios.

Trustee Liability

The 111 Corcoran Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
Adviser to the Fund

The Fund's investment adviser is Central Carolina Bank (the "Adviser"). The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Because of internal controls maintained by Central Carolina Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Central Carolina Bank's or its affiliates' relationships with an issuer.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the fiscal years ended May 31, 1997, 1996, and 1995, the Adviser earned advisory fees of $273,979, $279,921, and $317,233, respectively, all of which were voluntarily waived.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services
Trust Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended May 31, 1997, 1996 and 1995, the following administrative fees were incurred on behalf of the Fund of $54,052, $55,986, and $63,447, none of which were waived.

Custodian and Portfolio Accountant
Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Additional Purchase Information--Payment in Kind

In addition to payment by check, shares of the Fund may be purchased by customers of Central Carolina Bank in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Central Carolina Bank at 1-800- 386-3111 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Central Carolina Bank will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review.

Securities accepted by the Fund are valued in the manner and on the days described in the section entitled "Net Asset Value" as of 4:00 p.m. (Eastern time). Acceptance may occur on any day during the five-day period afforded Central Carolina Bank to review the acceptability of the securities. Securities which have been accepted by the Fund must be delivered within five days following acceptance.

The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Central Carolina Bank of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance of the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Central Carolina Bank. A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Central Carolina Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on Good Friday and on certain federal holidays.

Valuing Municipal Bonds

The Trustee uses an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee periodically assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Exchange Privilege
Shareholders using the exchange privilege must exchange shares having a new asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of 111 Corcoran Funds on behalf of the Fund. To protect shareholders of the Fund, 111 Corcoran Funds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of 111 Corcoran Funds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument 111 Corcoran Funds or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for 111 Corcoran Funds' obligations on behalf of the Fund, 111 Corcoran Funds is required to use its property to protect or compensate the shareholder. On request, 111 Corcoran Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of 111 Corcoran Funds on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if 111 Corcoran Funds cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.

Tax Status
The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   o derive less than 30% of its gross income from the sale of securities held less than three months;

   o  invest in securities within certain statutory limits; and

   o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.

     Capital Gains

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

Total Return
The Fund's average annual total returns for the one-year period ended May 31, 1997, and for the period from July 22, 1992 (date of inception) to May 31, 1997, were 2.28% and 4.90%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield
The Fund's yield for the thirty-day period ended May 31, 1997, was 4.29%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve- month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield
The Fund's tax-equivalent yield for the thirty-day period ended May 31, 1997, was 5.96%. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.

Tax-Equivalency Table

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                        TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF NORTH CAROLINA

       TAX BRACKET:
        FEDERAL:            15.00%        28.00%             31.00%               36.00%         39.60%

        COMBINED
        FEDERAL
        AND STATE:          22.00%        35.00%             38.75%               43.75%         47.35%


        JOINT                   $1-      $41,201-           $99,601-             $151,751-        OVER
        RETURN              41,200        99,600             151,750              271,050       $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-        OVER
        RETURN              24,650        59,750             124,650              271,050       $271,050

        Tax-Exempt
        Yield                               Taxable Yield Equivalent

           1.50%            1.92%          2.31%             2.45%               2.67%          2.85%
           2.00%            2.56%          3.08%             3.27%               3.56%          3.80%
           2.50%            3.21%          3.85%             4.08%               4.44%          4.75%
           3.00%            3.85%          4.62%             4.90%               5.33%          5.70%
           3.50%            4.49%          5.38%             5.71%               6.22%          6.65%
           4.00%            5.13%          6.15%             6.53%               7.11%          7.60%
           4.50%            5.77%          6.92%             7.35%               8.00%          8.55%
           5.00%            6.41%          7.69%             8.16%               8.89%          9.50%
           5.50%            7.05%          8.46%             8.98%               9.78%         10.45%
           6.00%            7.69%          9.23%             9.80%              10.67%         11.40%



     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons
The Fund's performance depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described below.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net as set value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.

   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

   o Lehman Brothers State General Obligation Bond Index is comprised of state general obligation debt issues. These bonds are rated "A" or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix
Standard and Poor's Ratings Group Municipal Bond Rating Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. Municipal Bond Ratings Definitions

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Not rated by Moody's.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "B" in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Short-Term Debt Ratings

F-1+ --Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.



PART C.    OTHER INFORMATION.

Item 24.     Financial Statements and Exhibits:

             (a)      Financial Statements (filed in Part A).
             (b)      Exhibits:
 (1)        (i)   Conformed Copy of Declaration of Trust of the Registrant 7;
           (ii)   Conformed Copy of Amendment No. 1 to  Declaration of Trust
                  dated February 3, 1992  7;
          (iii)   Conformed copy of Amendment No. 2 to Declaration of Trust
                  dated August 25, 1994 6;
 (2)      Copy of By-Laws of the Registrant 7;
 (3)      Not applicable;
 (4)      (i)   Copy of Specimen Certificate for Shares of  Beneficial Interest
                of the 111 Corcoran Bond  Fund 5;
         (ii)   Copy of Specimen Certificate for Shares of  Beneficial Interest
                of the 111 Corcoran North Carolina Municipal Securities Fund 5;
        (iii)   Copy of Specimen Certificate for Shares of  Beneifical Interest
                of the 111 Corcoran Equity Fund 7;
 (5)       (i) Conformed copy of Investment Advisory
               Contract of the Registrant and Exhibits A
               and B thereto 6; (ii) Conformed Copy of
               Exhibit C to the present Investment
               Advisory Contract to add 111 Corcoran
               Equity Fund 7;
          (iii)   Conformed Copy of Sub-Advisory Agreement including Exhibit A on behalf of 111 Corcoran Equity Fund 7;
 (6)        (i)   Conformed copy of Distributor's Contract of the Registrant and
                  Exhibit A thereto 6;
           (ii) Conformed Copy of Exhibit B to Distributor's  Contract to add
                111 Corcoran Equity Fund 7;
 (7)      Not applicable;
 (8)      Conformed copy of Custodian Agreement of the Registrant 7;

 .....

  +      All exhibits have been filed electronically.

 5. Response is incorporated by reference to Registrant's Initial Registration Statement on form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 of form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

 (9)        (i)   Conformed copy of Fund Accounting and Shareholder
                  Recordkeeping Agreement of the  Registrant 7;
           (ii)   Conformed copy of Administrative Services   Agreement 5;
          (iii)   Conformed Copy of Shareholder Services Plan          7;
           (iv)   Conformed Copy of Exhibit A to Shareholder  Services Plan on
                  behalf of 111 Corcoran Equity Fund 7;
 (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered 7;
 (11)     Conformed copy of Consent of Independent Auditors;+
 (12)     Not applicable;
 (13)     Conformed Copy of Initial Capital Understanding 7;
 (14)     Not Applicable;
 (15)       (i)   Copy of Rule 12b-1 Distribution Plan 6;
           (ii) Conformed Copy of Exhibit A to Rule
          12b-1 Plan on behalf of 111 Corcoran Equity
          Fund 7; (iii) Copy of Rule 12b-1 Agreement
          6;
           (iv) Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp. 6;
 (16)       (i)   Copy of 111 Corcoran Bond Fund Schedule for Computation of
                  Fund Performance Data    3;
           (ii) Copy of 111 Corcoran North Carolina
          Municipal Securities Fund Schedule for
          Computation of Fund Performance Data 3;
          (iii) Copy of 111 Corcoran Equity Fund
          Schedule for Computation of Fund Performance
          Data 7;
 (17)     Financial Data Schedules;+
 (18)     Not applicable;
 (19)     Conformed Copy of Power of Attorney 8.


         ..................         ........

  +      All exhibits have been filed electronically.

 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on form N-1A filed October 23, 1992 (File Nos. 33-45753 and 811-6561)
 5. Response is incorporated by reference to Registrant's Initial Registration Statement on form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed July 28, 1996 (File Nos. 33-45753 and 811-6561)

Item 25.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities:

                                               Number of Record Holders
  Title of Class                                as of July 7, 1997
  --------------                             ---------------------

  Shares of beneficial interest
  no par value
  111 Corcoran Bond Fund                                      8,418,878
  111 Corcoran Equity Fund                                    9,673,175
  111 Corcoran North Carolina Municipal
           Securities Fund                                    3,396,627

Item 27.          Indemnification: (1)

Item 28. Business and Other Connections of Investment Adviser and Sub-Adviser:

(a) Central Carolina Bank and Trust Company (CCB), the Fund's adviser, was founded in 1903 as Durham Bank and Trust Company. Central Carolina Bank was created from Durham Bank and Trust Company on September 30, 1961. CCB is the lead bank within CCB Financial Corporation which is a multibank holding company that includes a commercial bank subsidiary with offices also in North Carolina. CCB Financial Corp. was incorporated in North Carolina in November, 1982. The principal executive offices of the bank are located at 111 Corcoran Street, Durham, North Carolina 27702. The activities of the bank encompass a full range of commercial banking services, including trust services.

                  CCB has managed commingled funds since 1953. As of June 30, 1995, the Trust Division managed assets in excess of $1.1 billion. The Trust Division manages 2 commingled funds with assets of approximately $145 million.

                  Franklin Street Advisors, Inc. is the 111 Corcoran Equity Fund's sub-adviser. The principal executive offices of the sub-adviser are located at 6330 Quadrangle Drive, Chapel Hill, North Carolina 27514. The sub-adviser is a registered investment advisory firm founded in 1990, and currently manages assets in excess of $575 million. Franklin Street Advisors, Inc. has not previously acted as an investment adviser to an investment company. Franklin Street Advisors, Inc. is a wholly-owned subsidiary of Franklin Street Partners, Inc., a privately-owned holding company. Franklin Street Partners, Inc. also owns a private non-depository trust bank, Franklin Street Trust Company, as well as another subsidiary, Franklin Street Securities, Inc.


                           .................

 (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

                  The principal executive officers of the Fund's Investment Adviser and Sub-Adviser, the Directors of the Fund's Adviser and Sub-Adviser, and Partners of the Fund's Sub-Adviser are set forth in the following tables.

(b)
              (1)                        (2)                                   (3)
                                                                  Other Substantial
                               Position with                      Business, Profession,
Name                            the Adviser                       Vocation or Employment

W.L. Burns, Jr.                Chairman and                         Chairman of the Board
                               Director                             Central Carolina Bank
                                                                    Financial Corporation;
                                                                    Retired President and Chief
                                                                    Executive Officer, CCB Financial
                                                                    Corporation and Central Carolina
                                                                     Bank and Trust Company

Ernest C. Roessler             President; Chief                     President, Chief
                               Executive Officer                    Executive Officer,
                               and Director                         CCB Financial Corporation

J. Harper Beall, III           Director                             President, Fairfield
                                                                    Chair Company

James B. Brame, Jr.            Director                             President, Brame Specialty Co., Inc.

Timothy B. Burnett             Director                             President, Bessemer Improvement Company

Edward S. Holmes               Director                             Partner Holmes & McLaurin, Attorneys at Law

Owen G. Kenan                  Director                             President, Kenan Enterprises, Inc., Kenan Oil Co., Inc.,
                                                                    Kenan Developments, Inc.; Director, Kenan Transport Co.,
                                                                    Inc.; Vice Chairman,
             Flagler Systems, Inc.; Chairman, Kenan Global Ent., LLC
                                                                     Other Substantial

Eugene J. McDonald                Director                             President; Duke Management Company;
                                                                       Executive Vice President; Duke University;
                                                                       Director SBSF Funds, Inc., Sphinx Phar.

Hamilton W. McKay, Jr., M.D.      Director                             Physician, Carolina Asthma & Allergy Center, P.A.


                                                                     Other Substantial
                                  Position with                      Business, Profession,
Name                               the Adviser                       Vocation or Employment

Eric B. Munson                    Director                             Executive Director; University of North Carolina Hospitals


H. Allen Tate, Jr.                Director                             President, Allen Tate Company, Inc.

Dr. Phail Wynn, Jr.               Director                             President, Durham Technical Community College


Robert C. Eubanks                 Director; President;                 President; Franklin
                                  and Partner                          Street Partners, Inc.; Director,
                                                                       Franklin Street Trust Company, Director
                                                                       and President, Franklin Street Securities, Inc.;
                                                                       founder, McMillion
                                                                       and Eubanks Capital Management, Inc.;
                                                                       former Chairman of the Board of Trustees, University
                                                                       of North Carolina

George M. Salley                   Director,                           Vice President
                                   Vice President, and                 Franklin Street
                                   Partner                             Advisors, Inc. and Franklin Street Trust
                                                                       Company; former Senior Vice President
                                                                        and portfolio manager, Wachovia Investment Management

Thomas W. Hudson, Jr.              Director and Partner                Director, Franklin Street Trust Company,
                                                                       former Executive with Kohlberg, Kravis, Roberts
                                                                       & Co., former Partner with Deloitte, Huskins &
                                                                       Sells

William M. Moore, Jr.              Director and Partner                Director, Franklin Street Trust Co., founder and
                                                                       Chief Executive Officer of Trident Financial Corporation






                                                     Other Substantial
                       Position with               Business, Profession,
Name                    the Adviser                Vocation or Employment


Richard V. Fulp         Director and Partner         Director, Franklin Street Trust
                                                     Company; former Group Executive Vice
                                                     President, Bank of America; Director,
                                                     Depository Trust Company;
                                                     former Chairman of American Bankers Association Trust
                                                     and Investment Management Division

Paul J. Rizzo          Director and Partner          Director, Franklin Street Trust Company,
                                                     and Franklin Street Securities,
                                                     Inc.; Vice Chairman of the Board,
                                                     IBM; former Dean, Kenan Flagler
                                                     Business School (University of
                                                     North Carolina); and serves as independent
                                                     director of several corporations traded
                                                     on the New York Stock Exchange

M. Rex Teaney, III      Director and Partner         President and Director, Franklin Street
                                                     Trust Company; former Senior Vice President,
                                                     Wachovia National Bank of North Carolina; Member,
                                                     Board of Directors, Public Securities Association
                                                     and Bank Capital Markets Association; Member,
                                                     Municipal Securities Rulemaking Board





                                                   Other Substantial
                       Position with               Business, Profession,
Name                   the Sub-Adviser             Vocation or Employment

H. Michael Weaver       Director and Partner         Director, Franklin Street Trust Company,
                                                     and Franklin Street Securities,
                                                     Inc.; Chairman of the Board, W.H.
                                                     Weaver Construction Co.
                                                     (Greensboro, NC); former Chairman of the
                                                      Board of Trustees, University of North
                                                     Carolina

Carol E. Manzon         Secretary-                   Secretary-Treasurer,
                        Treasurer                    Franklin Street Partners, Inc.,
                                                     Franklin Street Trust Company and
                                                     Franklin Street Securities, Inc.

Susan T. Kaderbek       Vice President               Vice President, Franklin Street
                                                     Securities, Inc.; former tax analyst,
                                                     Bear Stearns; former associate, McGladrey
                                                     & Pullen and Arthur
                                                     Andersen

Malcolm M. Trevillian   Vice President               Vice President, Franklin Street
                                                     Trust Company, Vice President, Franklin
                                                     Street Advisors, former Vice President
                                                     and Portfolio Manager,
                                                     First Union Capital Management,
                                                     former President, North Carolina Society
                                                     of Financial Analysts


Item 29.          Principal Underwriters:

       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; WesMark Funds; and World Investment Series, Inc.


     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)
(b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief                 Vice President
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice
Federated Investors Tower                      President, Federated,                     President
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


                  (c)      Not applicable.

Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section
 31(a) of the Investment Company Act of 1940 and Rules 31a-1   through 31a-3
promulgated thereunder are maintained at one of the following locations:



     Registrant                                 Federated Investors Tower
                                                Pittsburgh, PA  15222-3779

     State Street Bank
     and Trust Company..................        P.O. Box 8609
     ("Transfer Agent and Dividend               Boston, MA  02266-8609
     Disbursing Agent")

     Federated Administrative Services.......... Federated Investors Tower
     ("Administrator")                           Pittsburgh, PA  15222-3779

     Central Carolina Bank and Trust             111 Corcoran Street
     Company                                     Durham, NC  27702
     ("Adviser")

     Franklin Street Advisors, Inc.              1506 East Franklin Street
     ("Sub-Adviser")                             Chapel Hill, NC  27514

     Fifth Third Bank                            38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263
     ("Custodian")

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by reholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, 111 CORCORAN FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of July, 1997.

                               111 CORCORAN FUNDS

                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 23, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                           TITLE                             DATE

By:   /s/C. Grant Anderson        Attorney In Fact                 July 23, 1997
      C. Grant Anderson           For the Persons
      ASSISTANT SECRETARY         Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer
                                  and Trustee (Principal
                                  Financial and Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney